Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 49

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 51

☑

(Check appropriate box or boxes)

Metropolitan Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street Boston, Massachusetts (Address of Principal Executive Office)	02116 (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-3057

JACK HUNTINGTON, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02111

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on (date) pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☑ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Met/Dimensional International Small Company Portfolio and Van Eck Global Natural Resources Portfolio. Information contained in the Registrant’s Registration Statement relating to any other series or Portfolio of the Registrant is neither amended nor superseded hereby.

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Met/Dimensional International Small Company Portfolio

Van Eck Global Natural Resources Portfolio

This prospectus is designed to help you decide whether to invest in the Metropolitan Series Fund, Inc. (the “Fund”) and which portfolios of the Fund best match your investment objectives. The prospectus is divided into three Sections: (I) a brief overview of the structure of the Fund and the portfolios; (II) information about each portfolio, including investment objectives, investment strategies and risks; and (III) other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OCTOBER 31, 2008

Section I—Overview of Metropolitan Series Fund, Inc.	3
Section II—Information about each Portfolio	6
Section III—Other Information about the Fund	26
Financial Highlights	31

Information about each Portfolio
Met/Dimensional International Small Company Portfolio	8
Van Eck Global Natural Resources Portfolio	16

Section I—Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. Two of these Portfolios are offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

The Van Eck Global Natural Resources Portfolio is “non-diversified.” A “non-diversified” Portfolio may hold fewer securities than the other Portfolios of the Fund. If the securities in which a “non-diversified” Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay.

Types of Investments

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. Some Portfolios invest primarily, or in part, in foreign equity or foreign fixed-income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the “issuer” of the stock. Stocks often pay a dividend. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or “total return,” of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio’s average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or “yields.” Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio’s diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

Section II—Information about each Portfolio

This Section discusses the principal investment strategies and risks of investing in each Portfolio. However, each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Temporary Defensive Positions

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary defensive purposes in response to market conditions, each Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

Portfolio Turnover

Each Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover may result in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

Certain Portfolios have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

Securities Lending

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more of the websites of Insurance Companies (including www.metlife.com/msf): (i) the ten largest holdings of each Portfolio; (ii) complete portfolio holdings for each Portfolio; and (iii) the percentage of each Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter end. Subject to limited exceptions, the information regarding each Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the first business day of the second month following the end of the calendar quarter) and each Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the sixty (60) calendar days following the end of the calendar quarter). Approximately ten business days after the end of each month, the Portfolios will post certain portfolio composition information, including the percentage of each Portfolio invested in certain industries. Notwithstanding the above, the Asset Allocation Portfolios and the Zenith Equity Portfolio post a complete list of their holdings generally on or about ten (10) business days following the end of each calendar quarter.

Each Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, a Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the SAI.

Met/Dimensional International Small Company Portfolio

Investment Objective

The investment objective of the Portfolio is long-term capital appreciation.

Principal Investment Strategies

Dimensional Fund Advisors LP (“Dimensional”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in securities of small companies. The Portfolio primarily invests in equity securities of non-US small companies in developed markets. Dimensional defines a company as small on a country- or region-specific basis, considering a company’s market capitalization relative to the size of other companies in the same country or region.

In selecting equity investments, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to that country or region. This threshold will vary by country or region and over time within the same country or region due to market conditions. As of December 31, 2007, the maximum market capitalization of companies eligible for purchase by the Portfolio was approximately $4.1 billion. As of the date of this prospectus, the Investment Committee of Dimensional has determined that the Portfolio may invest in the stocks of small companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”).

Dimensional will determine whether and when to invest in countries that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Portfolio and the characteristics of each country’s markets. The Investment Committee may designate other countries as Approved Markets for investment in the future or it may remove countries from the list of Approved Markets. In addition, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

The Portfolio invests in securities associated with Approved Markets listed on securities exchanges or traded in the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the

Met/Dimensional International Small Company Portfolio

form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on securities exchanges in more than one country.

The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain investment exposure, manage its liquidity or hedge its investments. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

Stock Selection

Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. In market capitalization weighting, each security is generally purchased based on the issuer’s relative market capitalization. However, market capitalization weighting will be adjusted by Dimensional for a variety of factors. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Portfolio. Additionally, Dimensional may consider other factors, including, without limitation, the free float of companies, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines that purchasing it would be inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country or region weights may be based on the total market capitalization of companies within each country. However, the calculation of country or region targets may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the Portfolio. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region. Country weights may also deviate from Dimensional’s target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments by the Portfolio.

Met/Dimensional International Small Company Portfolio

Principal Investment Risks

Investing in the Portfolio involves risk. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in foreign stock markets.

•	Poor performance of individual equity securities held by the Portfolio.

•	Potentially rapid price changes (volatility) of equity Securities.

•

Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less publicly available information.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

Met/Dimensional International Small Company Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)	0.30%	0.30%	0.30%

Total Annual Portfolio Operating Expenses(1)(2)	1.15%	1.40%	1.30%

(1)	Based on estimated amounts for the current fiscal year.
(2)	MetLife Advisers has contractually agreed, for the period October 30, 2008 through April 30, 2009, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 1.15% for Class A shares, 1.40% for Class B shares and 1.30% for Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers for waived fees or expenses paid in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such amounts more than five years after the end of the fiscal year in which the expenses were incurred.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A	$115	$359
Class B	$140	$437
Class E	$130	$406

Met/Dimensional International Small Company Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Met/Dimensional International Small Company Portfolio

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Dimensional may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Dimensional cannot assure that these techniques will be effective.

Forward Contracts and Futures Contracts

The Portfolio may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

The Portfolio may also purchase futures contracts for other reasons, for example to maintain exposure to the broad equity markets. If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Met/Dimensional International Small Company Portfolio

Portfolio Management

Dimensional is the subadviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. Dimensional has entered into a consulting services agreement with Dimensional Fund Advisors Ltd (London) and DFA Australia Limited to provide certain trading and administrative services to Dimensional. Dimensional has been an investment adviser since 1981. As of June 30, 2008, Dimensional, along with its affiliated advisors, managed approximately $147 billion in assets. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Dimensional’s investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures employed by Dimensional and approves any changes in regards to authorized countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The Portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs, based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolio and other international equity portfolios managed by Dimensional.

Ms. Umland is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been responsible for the international equity funds since 1998.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.85% for the first $100 million of the Portfolio’s average daily net assets and 0.80% for amounts over $100 million.

A discussion regarding the basis of the Board of Director’s initial approval of the Advisory Agreement and Subadvisory Agreement for the Portfolio will be available in the next report to shareholders.

Van Eck Global Natural Resources Portfolio

Investment Objective

The investment objective of the Portfolio is long-term capital appreciation with income as a secondary consideration.

Principal Investment Strategies

Van Eck Associates Corporation (“Van Eck”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s assets in securities of natural resource companies and in instruments that derive their value from the value of natural resources. You will receive 60 days’ prior notice if this 80% minimum is going to change. For purposes of this Portfolio, “natural resources” include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Van Eck will consider a company to be a “natural resource company” if it derives, directly or indirectly, at least 50% of its revenues from exploration, processing, mining, development, production, distribution and other activities related to natural resources. The Portfolio is a “non-diversified” fund, which means that it may invest in fewer issuers than a “diversified” fund.

The Portfolio’s investments include common stocks, preferred stocks (including convertible preferred stocks), rights, warrants, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain other shares or classes to their own nationals or residents.

The Portfolio may invest without limitation in any sector but is not required to invest any portion of its assets in any one sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. However, there is no limit on the amount the Portfolio may invest in any one country, including emerging markets.

The Portfolio’s investments may be denominated in foreign currencies. The Portfolio may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward currency contracts or buying or selling futures contracts. The Portfolio may invest without limit in forward currency contracts. The Portfolio may also invest in the spot currency market.

The portfolio may invest in derivative instruments, including futures contracts, options on futures contracts, swaps, options, structured notes, exchange traded notes, to gain or hedge exposure to natural resources, natural resource companies and other assets. However, the Portfolio will limit the aggregate value of its exposure to these derivative investments to 5% of the Portfolio’s net assets measured at the time of investment.

Van Eck Global Natural Resources Portfolio

The Portfolio may invest up to 20% of its total assets in investment grade debt securities.

The Portfolio may invest up to 20% of its net assets in securities issued by other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Portfolio may also invest in money market instruments, but these investments are not subject to this limitation. The Portfolio may invest in investment companies which are sponsored or advised by Van Eck and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Portfolio invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate the potential duplication of advisory fees, Van Eck has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment in a Van Eck Investment Company by the Portfolio. In turn, MetLife will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

Stock Selection

The Portfolio’s investment management team seeks to identify equity opportunities, using a disciplined and flexible investment methodology focused on value. Candidates for the portfolio are identified through the development of expected returns on the natural resource equity sector, the sector’s respective underlying companies and commodities.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Van Eck Global Natural Resources Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock or fixed-income markets.

•	Poor performance of individual equity securities held by the Portfolio or of value stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate, credit or market risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Portfolio.

•

The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

•

Poor performance of the industry or industries in which the Portfolio invests. Because the Portfolio invests, under normal circumstances, 80% of its assets in securities of natural resources companies and instruments that derive their value from the value of natural resources, the Portfolio’s performance depends heavily on the performance of the related natural resource industry or industries.

•

The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities.

Van Eck Global Natural Resources Portfolio

Investment Performance Record

The Portfolio recently commenced operations and does not yet have a full calendar year of performance. Thus, no performance information is presented for the Portfolio.

Past Performance of a Similarly Managed Fund

The performance information below compares the average annual total returns of Initial Class shares of Van Eck Worldwide Hard Assets Fund (“Worldwide Hard Assets”) to the returns of relevant broad-based market indices. Worldwide Hard Assets is a mutual fund which has substantially the same investment objective as the Portfolio and which has been managed using investment policies and strategies substantially similar, though not necessarily identical, to those of the Portfolio. Worldwide Hard Assets is managed by the same management team that subadvises the Portfolio but is not advised by MetLife Advisers. The performance information for Worldwide Hard Assets has been furnished by Van Eck to illustrate the past performance of Van Eck in managing a fund with substantially similar investment strategies and policies against specified market indices. The performance of Worldwide Hard Assets reflects the operating expenses of the Worldwide Hard Assets, which are higher than the Portfolio’s Class A share operating expenses. The performance information presented does not represent the Portfolio’s performance and should not be considered a substitute for the Portfolio’s performance or a prediction of future performance of the Portfolio. The Portfolio’s performance may be higher or lower than the performance of Worldwide Hard Assets shown below. The performance of Worldwide Hard Assets below assumes the reinvestment of all distributions and does not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Average Annual Total Returns for Periods Ended December 31, 2007

	Past One Year	Past Five Years	Past Ten Years
Van Eck Worldwide Hard Assets Fund— Initial Class	45.36%*	37.62%*	14.87%*
S&P 500 Index**	5.49%	12.81%	5.90%
S&P North American Natural Resources Sector Index***	34.44%	29.13%	12.80%

*	The performance information shown is for the ten-year period ended December 31, 2007 only. During that period, natural resource investments performed more favorably than they have over various other periods, including over periods longer than the period for which performance is shown. Accordingly, natural resource investments may be unlikely to continue performing in a similar manner and the Portfolio may be unable to replicate the performance data shown.
**	The S&P 500 Index consists of 500 widely-held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.
***	The S&P North American Natural Resources Sector Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

Van Eck Global Natural Resources Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class D	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)	0.16%	0.16%	0.16%

Total Annual Portfolio Operating Expenses(1)(2)	0.96%	1.21%	1.11%

(1)	Based on estimated amounts for the current fiscal year.
(2)	MetLife Advisers has contractually agreed, for the period October 30, 2008 through April 30, 2009, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 1.00% for Class A shares, 1.25% for Class B shares and 1.15% for Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers for fees waived or expenses paid in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such amounts more than five years after the end of the fiscal year in which the expenses were incurred.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A	$98	$306
Class B	$123	$384
Class E	$113	$353

Van Eck Global Natural Resources Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies. Many of the companies in which the Portfolio may invest will be small capitalization companies.

Non-Diversification.    Investing in a limited number of stocks may increase the volatility of the Portfolio’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single security will generally have a more adverse impact on the return of a non-diversified portfolio than on a more broadly diversified portfolio.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Van Eck Global Natural Resources Portfolio

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country.

Van Eck may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Van Eck cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Natural Resource Risk

The Portfolio may invest in natural resources, including, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture, real

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Van Eck Global Natural Resources Portfolio

estate and commodities. Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices. For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or other physical commodities. Substantially all the natural resource companies in which the Portfolio may invest could be located in foreign countries, including emerging markets, and may be small capitalization companies. That law may require the Portfolio, for example, to hold certain investments when it would rather sell, or to sell other securities when it would rather hold them—both may cause investment losses or lost opportunities for profit. The Portfolio also incurs storage costs for bullion and coins.

Industry Focus

At times, the Portfolio may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that the Portfolio has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Forward Contracts and Futures Contracts

The Portfolio may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

The Portfolio may also purchase futures contracts for other reasons, for example to maintain exposure to the broad equity markets. If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Van Eck Global Natural Resources Portfolio

Derivatives

Subject to the limits described elsewhere in this prospectus, the Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose.

If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Other Risks

Real Estate.    Many of the companies in which the Portfolio may invest own substantial amounts of or have substantial exposure to real estate and real-estate related investments, including undeveloped land, timber land, and land for resource exploration. A particular company’s exposure to real estate may be focused in a specific country or region. Accordingly, investments in those companies may be adversely affected by a general decline in real estate values in the relevant region and natural resource values.

Mutual Funds and Exchange Traded Funds.    The Portfolio may invest in mutual funds and exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are similar to mutual funds in that they are pools of securities. Since the value of a mutual fund or ETF is based on the value of the individual securities it holds, the value of a Portfolio’s investment in the mutual fund or ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s or ETF’s fees and expenses.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend

Van Eck Global Natural Resources Portfolio

to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Over-the-Counter (“OTC”) Transactions.    The Portfolio may engage in over-the-counter transactions, which involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volumes than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Management

Van Eck is the subadviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio. Van Eck has been an investment adviser since 1955. John C. van Eck and members of his immediate family own 100% of the company’s voting stock. As of December 31, 2007, Van Eck’s assets under management were approximately $9.3 billion. Van Eck is located at 99 Park Avenue, New York, NY 10016.

Derek S. van Eck serves as portfolio manager of the Portfolio. He joined Van Eck in 1993. Mr. van Eck has overseen since 1998 a team of investment professionals that includes specialists in natural resource sectors and emerging markets.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolio.

Van Eck Global Natural Resources Portfolio

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.80% for the first $250 million of the Portfolio’s average daily net assets, 0.775% for the next $750 million and 0.75% for amounts over $1 billion.

A discussion regarding the basis of the Board of Director’s initial approval of the Advisory Agreement and Subadvisory Agreement for the Portfolio will be available in the next report to shareholders.

Section III—Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio, and MetLife Advisers pays each subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Some of the Portfolios have names and investment objectives that may be similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different asset sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time and may cost you more than paying other types of sales charges.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

Further, in accordance with Rule 22c-2 under the Investment Company Act of 1940, the Fund has contracted with the Separate Accounts of the Insurance Companies to enable it to request and receive information regarding transactions in the shares of the Fund’s Portfolios and limit transactions that violate the Fund’s policies on market timing.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that may invest in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because certain Portfolios hold securities that are traded on foreign exchanges (that may trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by each Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, each Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). Each Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a “regulated investment” company under the Internal Revenue Code of 1986, as amended (the “Code”).

Federal tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Code. So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders annually, and otherwise satisfies the requirements for qualification as a regulated investment company, the Portfolio itself generally will not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected.

A Portfolio investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolio. In addition, a Portfolio’s investment in foreign securities or foreign currencies, certain debt obligations and certain derivative instruments may increase or accelerate such Portfolio’s recognition of ordinary income, may produce a difference between the Portfolio’s book income and its taxable income, may cause the Portfolio to recognize taxable income in excess of the cash generated by such investments and may affect the timing, character or amount of the Portfolio’s distributions. Because the Portfolio may recognize taxable income in excess of the cash generated its investments, the Portfolio could be required at times to liquidate investments in order to satisfy its distribution requirements. In addition, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, a Portfolio may limit its investments in such derivative instruments-in order to maintain its qualification as a regulated investment company and avoid a Portfolio-level tax.

Generally, Separate Accounts and Qualified Plans are not taxed currently on income or gains realized with respect to their Portfolio shares, nor are participants in Qualified Plans or the holders of the variable annuity contracts or variable life contracts that are funded by such Separate Accounts (and, indirectly, the Portfolios). However, some distributions from Separate Accounts or Qualified Plans may be taxable to the contract-holder or participant at ordinary income tax rates. In addition, distributions made to a contract-holder or participant who is younger than 59½ may be subject to a 10% penalty tax. Contract-holders and participants should ask their own tax advisers for more information regarding their own tax situations including the possible applicability of foreign, state or local taxes.

In order for contract-holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury Regulations, all shareholders, including Qualified Plans and insurance companies holding shares through Separate Accounts, must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information.

Since the shareholders of the Portfolios will be Separate Accounts or Qualified Plans, no discussion is included here as to the federal income tax consequences of an investment in a Portfolio at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences of purchasing and owning variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of a Portfolio will be respected as owned by insurance company Separate Accounts. If the Internal Revenue Service finds that the contract-holders have an impermissible level of “investor control” over the investment options underlying the variable contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of any redemption of Portfolio shares under the applicable Code rules. Please see the SAI for further discussion.

Financial Highlights

Since the Portfolios have not commenced operations as of the date of this prospectus, there are no financial highlights presented for the Portfolios.

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about each Portfolio. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year. The independent registered public accounting firm’s report and the financial statements, including any notes thereto, included in the Fund’s annual report for the period ended December 31, 2007 are incorporated by reference into this prospectus, which means that they are a part of this prospectus for legal purposes.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549-0102.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

METROPOLITAN SERIES FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

            , 2008

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to the prospectuses of the Van Eck Global Natural Resources Portfolio and Met/Dimensional International Small Company Portfolio dated             , 2008, as any prospectus may be supplemented or amended from time to time (the “Prospectus”), and should only be read, with respect to each Portfolio, along with the Prospectus for that Portfolio. The annual report of the Fund for the year ending December 31, 2007 accompanies this SAI. The audited financial statements included in the annual report, including any notes thereto, and the report of the independent registered public accounting firm thereon are incorporated by reference into this document, which means that their contents are legally considered to be a part of this Statement of Additional Information. A copy of the Prospectus and the annual report may be obtained from Metropolitan Series Fund, Inc., c/o Metropolitan Life Insurance Company, Attn: Annuity Fulfillment Unit – MSF, 1600 Division Road, West Warwick, Rhode Island 02893 or by calling (800) 638-7732.

GENERAL

Defined terms used in this SAI, but not defined herein, are used as they are defined in the Prospectus.

INVESTMENT POLICIES

The investment objective(s) and principal investment strategies of Van Eck Global Natural Resources Portfolio and Met/Dimensional International Small Company Portfolio (each, a “Portfolio,” and, together, the “Portfolios”) of the Fund are set forth in the Prospectus. There can be no assurance that a Portfolio will achieve its investment objective(s). The information that follows sets out certain investment policies of certain Portfolios. For more information about the investment policies of each Portfolio, see below under “Investment Restrictions” and “Investment Practices” and the Prospectus.

Except as otherwise indicated, each Portfolio’s investment objective(s) and policies set forth in the Prospectus and this SAI are not fundamental and may be changed without shareholder approval. For purposes of a Portfolio’s policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

The terms “shareholder approval” and “approval of a majority of the outstanding voting securities,” as used in the Prospectus and this SAI, mean, with respect to a class of a Portfolio, approval by the lesser of (i) 67% of the shares of a class of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of such class are represented or (ii) more than 50% of the outstanding shares of such class.

Met/Dimensional International Small Company Portfolio

Market Capitalization Weighted Approach

The investment strategy of the Portfolio involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, based on a variety of factors. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the Portfolio. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions. Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Portfolio’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. Block purchases of eligible securities may be made at what the subadviser views as opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale. Country weights may be based on the total market capitalization of companies within each country.

Van Eck Global Natural Resources Portfolio

The term “natural resource companies” includes, without limitation, companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons and (iv) forest products.

Since the market action of natural resources securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Natural resources securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including natural resources securities. The Portfolio may invest more than 50% of the Portfolio’s in any one of the above sectors. Natural Resource investments are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

The Portfolio will seek to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”) to qualify as a regulated investment company, to prevent double taxation of the Portfolio and its shareholders. One of the requirements is that at least 90% of the Portfolio’s gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts and certain other transactions do not currently qualify as income for purposes of the 90% test. The extent to which the Portfolio may engage in options and futures contract transactions and certain other transactions may be materially limited by this test.

INVESTMENT RESTRICTIONS

The following is a description of fundamental and non-fundamental restrictions on the investments to be made by the Portfolios. Fundamental restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Portfolio. Non-fundamental restrictions may be changed without such vote. Percentage tests regarding any investment restriction apply only at the time that a Portfolio is making that investment. State insurance laws and regulations may impose additional limitations on a Portfolio’s investments, including its ability to borrow, lend, and use options, futures and other derivative instruments. In addition, these laws may require that a Portfolio’s investments meet additional diversification or other requirements. A policy is fundamental only if the Prospectus or this SAI states that it is fundamental or that it may be changed only by shareholder vote.

Fundamental Investment Restrictions

None of the Portfolios will:

1.	Borrow money, except to the extent permitted by applicable law, regulation or order;

2.	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

3.	Purchase or sell real estate, except that, consistent with its investment policies, the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4.	Purchase or sell commodities or commodity contracts, except that, consistent with its investment policies, the Portfolio may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities;

5.	Make loans, except by purchasing debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, by lending its portfolio securities, or as otherwise permitted by applicable law, regulation or order;

6.	Purchase securities (other than (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) securities of a registered investment company, and (iii) in the case of Van Eck Global Natural Resources Portfolio, the securities of issuers in one or more natural resource industries) if, as a result of such purchase, more than 25% of the total assets of the Portfolio (as of the time of investment) would be invested in any one industry, except to the extent permitted by applicable law, regulation or order; or

7.	*Issue any senior securities except to the extent permitted by applicable law, regulation or order.

*	For purposes of fundamental investment restriction (7), collateral arrangements with respect to any type of swap, option, forward contract or futures contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security.

Non-Fundamental Investment Restrictions

None of the Portfolios will:

1.	Invest in securities of other investment companies except to the extent permitted by applicable law, regulation or order;

2.	*Invest more than 15% of the value of the net assets of the Portfolio in illiquid securities (as of the time of investment), including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days. (If, through a change in security values or net assets, or due to other circumstances, the value of illiquid securities held by the Portfolio exceeds 15% of the value of the net assets of the Portfolio, the Portfolio shall consider appropriate steps to protect liquidity);

3.	Sell securities short or purchase any securities on margin, except to the extent permitted by applicable law, regulation or order;

4.	**In the case of the Met/Dimensional International Small Company Portfolio, with respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company; or

5.	**In the case of the Met/Dimensional International Small Company Portfolio, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer (as of the time of acquisition); provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company.

*	For purposes of non-fundamental investment restriction (2), “illiquid securities” is defined in this SAI under “Investment Practices—Illiquid Securities.”
**	The non-fundamental investment restrictions in (4) and (5) above do not apply to Van Eck Global Natural Resources Portfolio.

Insurance Law Restrictions

The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the insurance companies that invest in the Fund ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit the Fund to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

Variable Contract Related Investment Restrictions

Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Code. Because each Portfolio is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Internal Revenue Code requires that the investments of each Portfolio, be “adequately diversified” in accordance with regulations promulgated by the Department of the Treasury. Failure to do so means the variable life insurance and variable annuity contracts would cease to qualify as life insurance and annuity contracts for federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury. The Fund and each Portfolio intends to comply with these requirements.

INVESTMENT PRACTICES

The following information relates to some of the investment practices in which certain Portfolios may engage. The table indicates which Portfolios may engage in each of these practices.

A Portfolio may be subject to specific limitations on these investment practices, as stated above under “Investment Policies” or “Investment Restrictions” or in the Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed above under “Investment Restrictions.”

Investment Practices	Portfolios
Equity Securities	All Portfolios

Convertible Securities	All Portfolios

Fixed-income Securities	All Portfolios

Money Market Instruments	All Portfolios

U.S. Government Securities	All Portfolios

Mortgage-Related Securities	Van Eck Global Natural Resources Portfolio

Stripped Mortgage Securities	Van Eck Global Natural Resources Portfolio

Asset-backed Securities	Van Eck Global Natural Resources Portfolio

Zero Coupon Securities	Van Eck Global Natural Resources Portfolio

Lower Rated Fixed-income Securities (High Yield Debt)	Van Eck Global Natural Resources Portfolio

Foreign Securities	All Portfolios

High Yield/High Risk Foreign Sovereign Debt Securities	Van Eck Global Natural Resources Portfolio

Investment Practices	Portfolios
Brady Bonds	Van Eck Global Natural Resources Portfolio

Foreign Equity Depositary Receipts	All Portfolios

Yankee Bonds	Van Eck Global Natural Resources Portfolio

Foreign Currency Transactions, including Forward Contracts, Futures and Options	All Portfolios

Emerging Markets	All Portfolios

Obligations of Supranational Agencies	Van Eck Global Natural Resources Portfolio

Illiquid Securities	All Portfolios

Rule 144A Securities	All Portfolios

Real Estate Investment Trusts	All Portfolios

Investment Company Securities	All Portfolios

Exchange Traded Funds	All Portfolios

Repurchase Agreements	All Portfolios

Reverse Repurchase Agreements	Met/Dimensional International Small Company Portfolio

Dollar Rolls	N/A

Purchasing and Selling Futures (and options thereon)	All Portfolios

Purchasing and Selling Options	All Portfolios

Eurodollar Futures and Options	All Portfolios

Loan Participations, Assignments and Other Direct Indebtedness	Van Eck Global Natural Resources Portfolio

Swaps, Caps, Floors, Collars, Etc.	All Portfolios

Credit Default Swaps	Van Eck Global Natural Resources Portfolio

Inverse Floaters	Van Eck Global Natural Resources Portfolio

Structured Notes	Van Eck Global Natural Resources Portfolio

Capital Securities	Van Eck Global Natural Resources Portfolio

Exchange Traded Notes	Van Eck Global Natural Resources Portfolio

Payment-in-Kind securities (“PIKs”)	Van Eck Global Natural Resources Portfolio

Warrants	All Portfolios

Investment Practices	Portfolios
Indexed Securities	Van Eck Global Natural Resources Portfolio

When Issued Securities	All Portfolios

Forward Commitments	All Portfolios

Hybrid Instruments	Van Eck Global Natural Resources Portfolio

Short Sales “Against the Box”	Van Eck Global Natural Resources Portfolio

Lending of Portfolio Securities	All Portfolios

Equity Securities – The Portfolios listed above may invest in equity securities, which generally represent an ownership interest in a company. The most common form of equity security in the United States is common stock of a corporation, but equity securities also include, among other interests, preferred stock and interests in partnerships and foreign entities. Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Portfolio may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of each class of a Portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

Convertible Securities – The Portfolios listed above may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

Fixed-Income Securities – The Portfolios listed above may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security’s issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a

6

Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest or dividend payments. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a “call option” and redeem the security during times of declining interest rates, the Portfolio may realize a capital loss on its investment if the security was purchased at a premium and the Portfolio may be forced to replace the called security with a lower yielding security.

Because interest rates vary, it is impossible to predict the income, if any, for any particular period for a Portfolio that invests in fixed-income securities. Fluctuations in the value of a Portfolio’s investments in fixed-income securities will cause the net asset value of each class of the Portfolio to fluctuate also.

Duration is a measure of the price volatility of a bond equal to the weighted average term to maturity of the bond’s cash flows. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond’s current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond’s current value. The higher the yield the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds of less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years’ maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. The relationship is approximately as follows:

Percent change in bond price = – (Duration x Absolute change in yield).

For example, a bond with 10 years’ duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years’ duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with five-years’ duration. This same relationship holds true for the duration and price of the entire portfolio of a Portfolio.

Money Market Instruments – Obligations of foreign branches of U.S. banks and other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by a Portfolio only when the Portfolio’s adviser or subadviser believes the risks are minimal.

The following constitutes a non-exhaustive description of the debt instruments that may be purchased by each Portfolio, some of which may only be used for investment for temporary defensive purposes, pending investment in other securities or for liquidity purposes.

U.S. Government Securities – are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association (“GNMA”), the Farmers’ Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

Certificates of Deposit – are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

Bankers’ Acceptances – are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Eurodollar Obligations – are obligations of foreign branches of U.S. banks.

Commercial Paper – refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper may also be backed by segregated assets. See “Asset-backed securities” below. For a description of commercial paper ratings see Appendix A-2. Commercial paper may also be issued by foreign companies or banks or their U.S. affiliates.

U.S. Government Securities – The Portfolios listed above may invest in some or all of the following U.S. Government securities, as well as in other types of securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities:

U.S. Treasury Bills – Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

U.S. Treasury Notes and Bonds – Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

“Ginnie Maes” – Debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer’s Home Administration or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as a Portfolio, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” – The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

“Freddie Macs” – The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

U.S. Government securities often do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the net asset value of each class of a Portfolio. Since the magnitude of these fluctuations will generally be greater at times when the Portfolio’s average maturity is longer, under certain market conditions, a Portfolio may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Mortgage-Related Securities – The Portfolios listed above may invest in the following types of mortgage-related securities:

Privately Issued Mortgage Securities – These privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations (“CMOs”; see the general description below). Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Portfolio will not limit its investments to mortgage- or asset-backed securities with credit enhancements.

Adjustable Rate Mortgage Securities – An Adjustable Rate Mortgage Security (“ARM”), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed rate mortgage securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Collateralized Mortgage Obligations – A CMO is a debt security collateralized by a portfolio of mortgages or mortgage securities held under a trust indenture. In some cases, the underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, but the obligations purchased by a Portfolio will in many cases not be so issued or guaranteed. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. The early retirement of a particular class or series of CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security.

Stripped Mortgage Securities – The Portfolios listed above may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Portfolios invest. Stripped mortgage securities may not be as liquid as other securities in which the Portfolios may invest.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield-to-maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in a top rating category.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage securities, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described herein, may reduce fluctuations in the net asset value of each class of a Portfolio.

In addition to the stripped mortgage securities described above, the Portfolios listed above may invest in similar securities such as “Super POs,” “Levered IOs” and “IOettes,” all of which are more volatile than conventional POs or IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Portfolios may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Portfolio.

Under the Internal Revenue Code, certain stripped mortgage securities may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Portfolio.

Asset-Backed Securities – The Portfolios listed above may invest in asset-backed securities. As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, many such securities are widely traded by brokers and dealers, and in such cases will not be deemed by that Portfolio’s adviser or subadviser to be illiquid securities for the purposes of the investment policy that limits a Portfolio’s investments in illiquid securities.

Types of Credit Support – Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Zero Coupon Securities – The Portfolios listed above may invest in zero coupon securities. Zero coupon securities involve special risk considerations. Zero coupon securities include debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When such a zero coupon security is held to maturity, its entire return (other than the return of the principal upon maturity) consists of the amortization of discount and comes from the difference between its purchase price and its maturity value. The difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their return on their investment is expected to be. Certain other zero coupon securities, which also are sold at substantial discounts from their maturity value, provide for the commencement of regular interest payments at a deferred date.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The values of zero coupon securities appreciate more during periods of declining interest rates and depreciate more during periods of rising interest rates. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities are generally not traded on a national securities exchange, many such securities are widely traded by brokers and dealers and, if so, will not be considered illiquid.

Current federal income tax law requires the holder of a zero coupon security (as well as the holders of other securities, such as Brady Bonds, which may be acquired at a discount) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Lower Rated Fixed-Income Securities (High Yield Debt) – The Portfolios listed above may invest in high yield debt. Fixed-income securities rated below “investment grade” (i.e., rated below one of the top four ratings from Moody’s or S&P or any other nationally recognized rating agency; or, if the securities are unrated, judged by the relevant adviser or subadviser to be of similar quality) are considered high yield, high risk securities and are commonly known as “high yield debt” or “junk bonds.” Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The ability of a Portfolio investing in lower quality fixed-income securities to achieve its investment objective(s) may be more dependent on the relevant adviser’s or subadviser’s own credit analysis than it would be for a Portfolio investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. For more information, including a detailed description of the ratings assigned by S&P, Moody’s and Fitch, Inc., please refer to “Appendix A-1–Description of Bond Ratings.”

Foreign Securities – The Portfolios listed above may invest in foreign securities. Unless otherwise indicated in the Prospectus or this SAI with respect to a Portfolio, foreign securities refer to securities of issuers organized or headquartered outside the United States or primarily traded outside the United States.

Although investing in foreign securities may increase a Portfolio’s diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Portfolio’s receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

A Portfolio’s investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Portfolio investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Portfolio’s holdings are denominated will result in a change in the U.S. dollar value of the Portfolio’s assets and the Portfolio’s income available for distribution.

In addition, although part of a Portfolio’s income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Portfolio’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Portfolio could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Portfolio accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Each Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including shares of funds that invest primarily in securities of issuers located in one foreign country or region. Each Portfolio may, subject to the limitations stated above, invest in World Equity Benchmark Shares (“WEBS”) and similar securities that invest in securities included in foreign securities indices. See “Investment Practices – Foreign Equity Depositary Receipts.”

High Yield/High Risk Foreign Sovereign Debt Securities – The Portfolios listed above may invest in high yield/high risk foreign sovereign debt securities, which are typically issued by developing or emerging market countries. Such countries’ ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country’s cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund (the “IMF”), the World Bank and other international agencies, the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

A Portfolio may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities will consist of Brady Bonds.

Brady Bonds – The Portfolios listed above may invest in Brady Bonds, which are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Portfolio will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Portfolio may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness including, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio’s holdings. Brady Bonds involving an emerging market country are included in any Portfolio’s limitation on investments in emerging markets.

Foreign Equity Depositary Receipts – In addition to purchasing foreign securities directly, each Portfolio listed above may purchase Foreign Equity Depositary Receipts, which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. The Portfolios listed above may invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). In addition, the Portfolios listed above may invest in American Depositary Receipts (“ADRs”), which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs and IDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

Foreign Equity Depositary Receipts can be either “sponsored” or “unsponsored.” Sponsored Foreign Equity Depositary Receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored Foreign Equity Depositary Receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored Foreign Equity Depositary Receipts.

To the extent a Portfolio acquires Foreign Equity Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Foreign Equity Depositary Receipts to issue and service such Foreign Equity Depositary Receipts (unsponsored), there may be an increased possibility that such Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Foreign Equity Depositary Receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of Foreign Equity Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Foreign Equity Depositary Receipts and the underlying securities are quoted. However, by investing in Foreign Equity Depositary Receipts, such as ADRs that are quoted in U.S. dollars, a Portfolio may avoid foreign risks during the settlement period for purchases and sales.

Yankee Bonds – The Portfolios listed above may invest in Yankee bonds, which are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.

Foreign Currency Transactions, including Forward Contracts, Futures and Options – The Portfolios listed above may engage in foreign currency transactions to protect against or benefit from a change in the foreign currency exchange rate between the date on which a Portfolio contracts to purchase or sell a security that settles in a foreign currency and the settlement date for the purchase or sale. In order to “lock in” the equivalent of a dividend or interest payment in another currency, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, a Portfolio may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Portfolio will maintain cash or other liquid assets in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Portfolio’s liquid holdings that settle in the relevant currency and the Portfolio’s outstanding net obligations under currency forward contracts in that currency, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

Subject to the investment policies described above in “Investment Policies” and “Investment Restrictions” and in the Prospectus, the Portfolios listed above may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. Certain Portfolios may also purchase options on foreign currencies. See “Purchasing and Selling Options on Securities,” and “Purchasing and Selling Futures (and options thereon)” below. A Portfolio’s use of such transactions may be limited by tax considerations.

Emerging Markets – The Portfolios listed above may invest in the securities of issuers in emerging market countries (up to the limit of each Portfolio’s ability to invest in foreign securities). Investing in securities of issuers in emerging market countries involves risks in addition to those discussed in the Prospectus and this SAI under “Foreign Securities.” Emerging market countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Portfolio’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Portfolio, the subadviser, its affiliates and their respective clients and other service providers. A Portfolio may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign countries or limit investment by foreign countries to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Portfolio. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Portfolio may invest in such countries only through other investment funds in such countries. See “Investment Company Securities” below.

Emerging market countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities. Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

In addition, although investment opportunities may exist in emerging market countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies that may be occurring. As a result investment opportunities that may currently exist may be threatened.

Prior authoritarian governments of certain emerging market countries previously expropriated large amounts of real and personal property, which may include property that will be represented by or held by entities issuing the securities a Portfolio might wish to purchase. In many cases, the claims of the prior property owners against those governments were never finally settled. There can be no assurance that any property represented by or held by entities issuing securities purchased by a Portfolio will not also be expropriated, nationalized, or confiscated. If that property were confiscated, the Portfolio could lose a substantial portion of its investments in such countries. A Portfolio’s investments could also be adversely affected by exchange control regulations imposed in any of those countries.

Obligations of Supranational Agencies – The Portfolios listed above may invest in obligations issued by supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank) which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government.

Illiquid Securities – Each Portfolio may invest up to 15% of its net assets in “illiquid securities,” that is, securities which in the opinion of the subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio’s subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio is in a position where more than 15% of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be in, the subadviser’s opinion the best interest of the Portfolio’s shareholders.

Rule 144A Securities – The Portfolios listed above may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Portfolio’s subadviser has determined, under guidelines established by the Fund’s Board of Directors, that the particular issue of Rule 144A securities is liquid.

Real Estate Investment Trusts (“REITs”) – The Portfolios listed above may invest in REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income they distribute to shareholders provided that they comply with certain requirements under the Internal Revenue Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risk of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

Investment Company Securities – The Portfolios listed above may invest in other investment companies (“Investment Company Securities”) to the extent permitted by the 1940 Act. Because of restrictions on direct investment by U.S. entities in certain countries, a Portfolio may choose to invest indirectly in such countries by purchasing shares of another investment company that is permitted to invest in such countries, which may be the most practical or efficient way for the Portfolio to invest in such countries. In other cases, where the Portfolio’s subadviser desires to make only a relatively small investment in a particular country, investing through an investment company that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, a Portfolio will bear its share of the expenses of that investment company. These expenses are in addition to the Portfolio’s own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio.

Exchange Traded Funds (see below) are investment company securities; therefore, investments therein are subject to a Portfolio’s limitation on investment in other investment companies.

Exchange Traded Funds – The Portfolios listed above may invest in Exchange Traded Funds (“ETFs”) subject to the restrictions on the percentage of such Portfolios’ assets that may be represented by Investment Company Securities. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). Unlike typical open-end funds or UITs, ETFs do not sell or redeem their individual shares at net asset value. Instead, ETFs sell and redeem ETF shares at net asset value only in large blocks (such as 50,000 ETF shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end funds and UITs, which issue redeemable shares, and of closed-end funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable. ETFs traded in the United States are typically based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The redemption price (and therefore the sale price) of ETFs is derived from and based upon the securities held by the ETF that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of stocks. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they trade (which may result in their trading at a discount or premium to their net asset value). ETFs may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs.

Repurchase Agreements – The Portfolios listed above may enter into repurchase agreements by which a Portfolio purchases a security (usually a U.S. Government security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. Each Portfolio, through the custodian or subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. Each Portfolio’s adviser or subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price.

The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Portfolio the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, or the seller may enter insolvency, thereby delaying or limiting realization of collateral. In such event, the Portfolio may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, a Portfolio may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Reverse Repurchase Agreements and Dollar Rolls – The Portfolios listed above may enter into reverse repurchase agreements and dollar rolls with qualified institutions to seek to enhance returns. Information about specific limitations on reverse repurchase agreements applicable to the Portfolios is set out above under “Investment Policies” and “Investment Restrictions”.

Reverse repurchase agreements involve sales by a Portfolio of portfolio assets concurrently with an agreement by that Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities.

A Portfolio may enter into dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

The Portfolio will establish a segregated account with its custodian in which it will maintain high quality liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The use of reverse repurchase agreements and dollar rolls leads to higher portfolio turnover rates, which involves higher expenses. Although reverse repurchase agreements and dollar rolls have certain characteristics similar to borrowings, these investment techniques are not considered borrowings by a Portfolio for purposes of determining the limitations on each Portfolio’s borrowings described under the heading “Investment Restrictions”.

Purchasing and Selling Futures (and options thereon) – The Portfolios listed above may purchase and sell futures and options on futures. Information about specific limitations on futures and options on futures applicable to the Portfolios is set out above under “Investment Policies” and “Investment Restrictions”.

Futures Contracts – A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

When a trader, such as a Portfolio, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as “initial margin,” an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin” or “maintenance margin.” A Portfolio with a long position in a futures contract will establish a segregated account with the Portfolio’s custodian containing liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Portfolio will establish a segregated account with the custodian with liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Van Eck Global Natural Resources may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resources indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

Options on Futures – An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the CFTC.

The Portfolios are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA. For a discussion of additional risks related to futures and options, see the discussion below.

Purchasing and Selling Options – The Portfolios listed above may purchase and sell options, including options on securities and securities indices. An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange. For a discussion of additional risks related to futures and options, see the discussion below. Information about specific limitations on option transactions applicable to the Portfolios is set out above under “Investment Policies” and “Investment Restrictions”.

Writing Covered Options – The Portfolios listed above may write covered call or put options. A call option on a futures contract written by a Portfolio is considered by the Portfolio to be covered if the Portfolio owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Portfolio is considered to be covered if the Portfolio owns a security deliverable under the option. A written call option is also covered if the Portfolio holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

A put option on a futures contract written by a Portfolio, or a put option on a security written by a Portfolio, is covered if the Portfolio maintains cash or other liquid assets with a value equal to the exercise price in a segregated account with the Portfolio’s custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer’s position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Portfolio to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Portfolio to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Portfolio investments. If a Portfolio desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Portfolio will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Portfolio will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Portfolio will have a net gain from the options transaction, and the Portfolio’s total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Portfolio when the put options are closed.

Over-the-Counter Options – An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Portfolio will seek to enter into over-the-counter options only with dealers who agree to and are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Portfolio might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Portfolio cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a “primary dealer” in U.S. Government securities is the other party to an option contract written by a mutual fund such as a Portfolio, and such Portfolio has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Portfolio only needs to treat as illiquid that amount of the “cover” assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is “in-the-money”).

Risks Related to Futures and Options – The purchase and sale of futures contracts, options on futures, and options on securities or indexes and options involve risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. A Portfolio’s use of futures contracts or options will not be fully effective unless the Portfolio can compensate for such imperfect correlation. There is no assurance that a Portfolio will be able to effect such compensation.

The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, a Portfolio would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. In an attempt to compensate for imperfect price movement correlations, a Portfolio may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, a Portfolio may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.

There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security or index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a Portfolio will typically not own all of the securities included in a particular index).

Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission (“CFTC”). There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Portfolio would have to exercise the option in order to realize any profit. If a Portfolio that has written an option is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time a Portfolio purchases foreign futures or options.

The successful use of transactions in futures and options depends in part on the ability of a Portfolio to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, a Portfolio may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that a Portfolio holds futures or options positions, the Portfolio will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Portfolio’s total return for such period may be less than if it had not engaged in the futures or option transaction.

Future Developments – This discussion relates to a Portfolio’s proposed use of futures contracts, options and options on futures contracts and swap transactions currently available. The relevant markets and related regulations are constantly evolving. In the event of future regulatory or market developments, a Portfolio may also use additional types of futures contracts or options and other similar or related investment techniques.

Eurodollar Futures and Options – The Portfolios listed above may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Loan Participations, Assignments and Other Direct Indebtedness – The Portfolios listed above may invest a portion of their assets in loan participations (“Participations”) and other direct claims against a borrower. By purchasing a Participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio’s having a contractual relationship only with the lender, not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the value of any collateral from a secured loan may decline, and there is no assurance that the liquidation of collateral would satisfy the corporate borrowers’ obligation or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the subadviser to be creditworthy.

The liquidity of such agreements will be determined by a Portfolio’s subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security, and (5) the nature of the marketplace for trades and other factors, if any which the subadviser deems relevant to determining the existence of a trading market for the Participations.

Swaps, Caps, Floors, Collars, Etc. – The Portfolios listed above may enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

A Portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that a Portfolio maintains in a segregated account with its custodian liquid assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the 1940 Act, as amended, and, thus, will not be treated as being subject to the Portfolio’s borrowing restrictions. A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Portfolio’s subadviser. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars may not be as liquid as swaps.

The liquidity of such agreements will be determined by a Portfolio’s subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio’s rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities.

The Portfolios listed above will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio’s accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio’s accrued obligations under the agreement.

A Portfolio may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

The Portfolios may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Portfolio with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

Credit Default Swaps – The Portfolios listed above may, to the extent consistent with their investment strategies, for hedging or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolios’ limitations on illiquid investments. When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). Credit default swaps also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation.

Inverse Floaters – The Portfolios listed above may invest in inverse floaters, which are derivative mortgage securities. Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates, sometimes at an accelerated rate. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Portfolios invest (with the exception of stripped mortgage securities). Inverse floaters may not be as liquid as other securities in which the Portfolios may invest.

Structured Notes – The Portfolios listed above may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the LIBOR). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply increased or reduced.

Structured notes can serve many different purposes in the management of a Portfolio. For example, they can be used to increase a Portfolio’s exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments a Portfolio holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of a Portfolio’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Portfolio’s investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the subadviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the subadviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply.

Exchange Traded Notes (ETNs) – ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Capital Securities – The Portfolios listed above may invest in capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company. This structure provides tax advantages to a bank holding company while generally providing investors a higher yield than is offered by investing directly in a bank holding company’s subordinated debt.

Payment-in-Kind Securities (“PIKs”) – The Portfolios listed above may invest in PIKs, which are debt obligations which provide that the issuer may, at its option, pay interest on such obligations in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

Warrants – The Portfolios listed above may invest in warrants, which are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Indexed Securities – The Portfolios listed above may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Portfolios may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose a Portfolio to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

When-Issued Securities – The Portfolios listed above may invest in when-issued securities. If the value of a “when-issued” security being purchased falls between the time a Portfolio commits to buy it and the payment date, the Portfolio may sustain a loss. The risk of this loss is in addition to the Portfolio’s risk of loss on the securities actually in its portfolio at the time. In addition, when a Portfolio buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Portfolio may be lower than the yield available on other, comparable securities at the time of delivery or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. A Portfolio will maintain assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a “when-issued” basis.

Forward Commitments – The Portfolios listed above may purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Portfolio is required to hold and maintain in a segregated account with the custodian, until three-days prior to settlement date, cash or other liquid assets in amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. The purchase of securities on a forward commitment basis involves risk of loss if the value of the security to be purchased declines prior to the settlement date or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. Although a Portfolio will generally purchase securities on a forward commitment basis with the intention of acquiring such securities for its portfolio, a Portfolio may dispose of forward commitments prior to settlement if the subadviser deems it appropriate to do so.

Hybrid Instruments – The Portfolios listed above may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rate. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument in structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.

Equity-linked debt securities are a type of hybrid instrument. At maturity, an equity-linked debt security of an issuer is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the subadviser expected.

Short Sales – The Portfolios listed above may seek to hedge investments or realize additional gains through short sales that are not against the box, which are transactions in which a Portfolio sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

This type of short sale exposes the Portfolio to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. Under adverse market conditions, a Portfolio may have difficulty purchasing securities to meet its short sale delivery obligations, and may have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. In addition, a Portfolio may have difficulty purchasing securities to meet its delivery obligations in the case of less liquid securities sold short by the Portfolio such as certain emerging market securities or securities of companies with smaller market capitalizations. Short sales of securities the Portfolio does not own involve a form of investment leverage, and the amount of the Portfolio’s potential loss is theoretically unlimited.

Short Sales “Against the Box” – The Portfolios listed above may engage in short sales “against the box.” A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Each Portfolio listed above may engage in short sales if it owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short “against the box.” Short sales against the box may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, a subadviser does not want to sell the security.

Lending of Portfolio Securities – Each Portfolio may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. A Portfolio will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described herein. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by a Portfolio. A Portfolio pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

A Portfolio may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by a Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under “Taxes” below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Directors has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Fund’s portfolio holdings information and to seek to prevent the selective disclosure of such information. The Fund reserves the right to modify these policies and procedures at any time without notice.

Only the Chief Compliance Officer of MetLife Advisers, LLC (“MetLife Advisers”) or a subadviser, or MetLife Advisers’s or a subadviser’s principal executive or principal accounting officer, or persons designated by such officers (each, an “Authorized Person”) are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, MetLife Advisers or a subadviser may disclose a Portfolio’s portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the SEC or a posting on an Insurance Company web site only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; (ii) the disclosure is in the best interest of the Fund; and (iii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Fund’s policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Fund’s service providers (e.g., custodian, distributors, counsel, independent registered public accounting firms) in order for the service providers to fulfill their contractual duties to the Fund; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Fund subadviser prior to the subadviser commencing its duties; (iv) the subadviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger or substituting Portfolio in a substitution; (v) consultants that provide research and consulting services to MetLife Advisers or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the MetLife enterprise; (vi) a transition manager hired to liquidate or restructure a Portfolio and (vii) firms that provide pricing services, proxy voting services and research and trading services. Other service providers to whom portfolio information may be disseminated in accordance with the aforementioned procedures may include (a) financial printers and binding services; (b) document storage providers; (c) software vendors; (d) analytic tool providers; and (e) certain other law firms.

In accordance with the aforementioned procedures, MetLife Advisers, the subadvisers and/or their affiliates periodically disclose the Fund’s portfolio holdings information on a confidential basis to various service providers. Among the service providers to which MetLife Advisers, the subadvisers and/or their affiliates may periodically disclose the Fund’s portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:

•	Bloomberg L.P.

•	CDS/ Computer

•	Charles River

•	Checkfree

•	Deloitte & Touche LLP

•	Diversified Information Technologies, Inc.:

•	Eagle Investment Systems Corp.

•	Electra Information Systems, Inc.

•	Elkins McSherry

•	FactSet Research Systems Inc.

•	Glass, Lewis & Co., LLC

•	Investor Tools Perform

•	ITG, Inc.

•	KPMG LLP

•	Loan Pricing Corp.

•	Mark-It Partners

•	Mathias & Carr

•	MFS Fund Distributors, Inc.

•	Morgan, Lewis & Bockius LLP

•	Morningstar Associates, LLC

•	MSCI BARRA, Inc.

•	Northern Trust

•	OMGEO LLC

•	Edwards Angell Palmer and Dodge LLP

•	Plexus

•	Proxy Governance, Inc.

•	Radianz

•	RiskMetrics Group

•	Ropes & Gray LLP

•	RR Donnelley

•	Salomon Analytics, Inc.

•	Standard & Poor’s Investment Advisory Services, LLC

•	Standard and Poor’s Securities Evaluation Services

•	State Street Bank and Trust Company

•	State Street Global Markets

•	Sullivan & Worcester LLP

•	The MacGregor Group

•	Vestek Systems, Inc.

•	Wilshire Analytics/Axiom

The Fund’s policies and procedures prohibit the dissemination of nonpublic portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by MetLife Advisers’s or the relevant subadviser’s Chief Compliance Officer and the Fund’s Chief Compliance Officer as in the best interests of the Fund, and only if such exceptions are reported to the Fund’s Board of Directors at its next regularly scheduled meeting.

Dissemination of a Portfolio’s nonpublic portfolio holdings information to Metropolitan Life Insurance Company (“MetLife”) enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Fund disseminates portfolio holdings information to contract owners or Qualified Plan trustees or participants only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or Qualified Plan trustees or participants or the general public. The Prospectus describes certain types of information that are disclosed on Insurance Company web sites (including http://www.metlife.com/msf), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.

It is the policy of MetLife Advisers to comply with all applicable provisions of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings information.

RESOLVING MATERIAL CONFLICTS

Currently, shares in the Fund are available only to separate accounts established by MetLife, New England Life Insurance Company (“NELICO”), MetLife Investors USA Insurance Company (“MetLife Investors”), or General American Life Insurance Company (“General American”) and their affiliates or their subsidiaries, and to certain eligible qualified retirement plans (“Qualified Plans”), as an investment vehicle for variable life insurance or variable annuity products or Qualified Plans. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with MetLife, NELICO, MetLife Investors or General American.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Fund’s Board of Directors has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with MetLife, NELICO, MetLife Investors or General American. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Portfolio of the Fund or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Fund, each insurance company investing in the Fund is responsible for monitoring and reporting any such conflicts to the Fund and for proposing and executing any necessary remedial action. The Board of Directors of the Fund has an obligation to determine whether such proposed action adequately remedies any such conflicts.

DETERMINATION OF NET ASSET VALUES

The net asset value per share of each class of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because foreign exchanges are not always closed at the same time that the New York Stock Exchange is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the New York Stock Exchange is closed. Therefore, the value of a Portfolio that holds these securities may change on days that separate accounts will not be able to purchase or redeem Fund shares.

Expenses of each Portfolio are paid or accrued each day.

All Portfolios

Each Portfolio values its securities in the manner set forth below.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the mean between the last reported bid and asked prices. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Fund values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

EXPENSES

Expense Agreement

Pursuant to an expense agreement relating to each class of the Portfolios, MetLife Advisers has agreed, from October 1, 2008 to April 30, 2009, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on a Portfolio’s then-current fiscal year, which limits vary from Portfolio to Portfolio). For each Portfolio, this subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios to repay MetLife Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of each Portfolio’s net average daily net assets) in effect from October 1, 2008 to April 30, 2009 are as follows:

Portfolio	Expense Limit Agreement
	Class A	Class B	Class E
Met/Dimensional International Small Company Portfolio	1.15%	1.40%	1.30%
Van Eck Global Natural Resources Portfolio	1.00%	1.25%	1.15%

Additional Information About Expenses

Each Portfolio pays all expenses not borne by MetLife Advisers or its subadviser, including, but not limited to, the charges and expenses of each Portfolio’s custodian, independent registered public accounting firm and legal counsel for the Fund and its independent Directors, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Directors’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Directors of the Fund who are not directors, officers or employees of MetLife Advisers or its affiliates, other than affiliated registered investment companies.

Expense figures do not include portfolio brokerage commissions, which are not deducted from the Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

DIRECTORS AND OFFICERS

The Fund’s Directors review actions of the Fund’s investment adviser and subadvisers, and decide upon matters of general policy. The Fund’s officers supervise the daily business operations of the Fund. The Board of Directors and the Fund’s officers are listed below. Each Director is responsible for overseeing all Portfolios of the Fund. There is no limit to the term a Director may serve. Directors serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Board or until the election or appointment and the qualification of a successor. The address of the directors and officers is c/o Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116.

Interested Directors (1)

Each Director below is an “interested person” (as defined by the 1940 Act) with respect to the Fund in that Ms. Forget is an employee of MetLife and Mr. Typermass is a former employee of MetLife and owns securities issued by MetLife, Inc., the ultimate parent company of MetLife Advisers.

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships (2)	Number of Portfolios in Fund Complex Overseen by Director (3)
Elizabeth M. Forget Age: 41	Director, Chairman of the Board, President and Chief Executive Officer	2006	Senior Vice President, MetLife, Inc. (since 2007); President, Met Investors Advisory, LLC; Trustee and President, MIST; Executive Vice President, MetLife Investors Group, Inc. (since 2000); President, Chief Executive Officer and Chair of the Board of Managers (since 2006), MetLife Advisers.	91

Arthur G. Typermass Age: 70	Director	1998	Formerly, Senior Vice President and Treasurer, MetLife.	39

Non-Interested Directors (1)

Each Director below is not an “interested person” (as defined by the 1940 Act) with respect to the Fund (collectively, the “Independent Directors”).

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Director (3)
Steve A. Garban† Age: 70	Director	1985	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.	39

Linda B. Strumpf Age: 60	Director	2000	Vice President and Chief Investment Officer, Ford Foundation.	39

Michael S. Scott Morton† Age: 70	Director	1993	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.	39

H. Jesse Arnelle Age: 74	Director	2001	Formerly, Counsel, Womble Carlyle Sandrie & Rice; Director, Textron Inc. (global multi-industry company)*; formerly, Director, Gannet Co. Inc. (diversified news and information company)*; formerly, Director, Eastman Chemical Company (global chemical company)*; formerly, Director, Waste Management, Inc.*; formerly, Director, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; formerly, Director, FPL Group Inc. (public utility holding company)*; Director, URS Corporation (engineering design services firm)*.	39

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Director (3)
Nancy Hawthorne Age: 57	Director	2003	Chief Executive Officer, Clerestory LLC (corporate financial advisor); Director, Avid Technologies (computer software company)*; formerly, Chairman of the Board of Avid Technologies; formerly, Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); formerly, Trustee, New England Zenith Fund (“Zenith Fund”)**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Director, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Director, Perini Corporation (construction company)*; formerly, Director, CGU (property and casualty insurance company); formerly, Director, Beacon Power Corporation (energy company )*.	39

John T. Ludes Age: 71	Director	2003	President, LFP Properties (consulting firm); Formerly, Trustee, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment company).	39

Officers(1)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years (2)
Jeffrey L. Bernier	36	Senior Vice President	2008	Vice President (since 2008), MetLife Group, Inc.; Vice President (since 2008), MetLife; Senior Vice President (since 2008), MetLife Advisers. Formerly, Director and Senior Investment Analyst (2004 to 2007) John Hancock Financial Services. Assistant Vice President (2000 to 2001) Wachovia Securities.

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years (2)
Alan C. Leland	55	Senior Vice President	2005	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer (since 2005), Met Investors Advisory, LLC; Vice President (since 2004), Met Investors Advisory, LLC; Vice President (since 2003), MetLife Group, Inc.; Vice President, MetLife; Senior Vice President, NELICO.

Peter Duffy	52	Vice President and Treasurer	2000	Senior Vice President, MetLife Advisers (since 1998); Second Vice President (since 2003), NELICO; Vice President, MetLife (since 2004); Vice President (since 2004), MetLife Group, Inc.; formerly, Vice President and Treasurer, Zenith Fund**.

Michael P. Lawlor	38	Assistant Secretary	2007	Assistant Secretary, MetLife Advisers (since November 2007); formerly, Assistant Counsel, BISYS Fund Services, Inc. (2005-2007) and Associate Counsel, Natixis Fund Services, Inc. (2002-2005)

Jeffrey P. Halperin	40	Chief Compliance Officer	2005	Vice President (since 2006), MetLife Group, Inc.; Vice President (since 2006), MetLife; Chief Compliance Officer (since 2006), MetLife Advisers.

*	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	The Zenith Fund deregistered with the Securities and Exchange Commission (“SEC”) in 2004.
(†)	Served as a trustee, director and/or officer of one or more of the following companies, each of which had a direct or indirect advisory relationship with MetLife Advisers or its affiliates prior to January 31, 2005: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (collectively, the “State Street Research Funds”).
(1)	Each Director of the Fund also serves as trustee of Metropolitan Series Fund II (“Met Series Fund II”), a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund II, which consists of one portfolio.
(2)	Previous positions during the past five years with the Fund, MetLife, MetLife Advisers, Zenith Fund, NELICO or New England Securities Corporation are omitted if not materially different.
(3)	The Fund Complex includes the Fund (38 portfolios), Met Series Fund II (1 portfolio) and MIST (56 portfolios)

Director Beneficial Ownership

The following table states the dollar range of equity securities beneficially owned by each Director in the Portfolios of the Fund.

Director	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio(1)	Dollar Range of Equity Securities In the Fund(1)
Arthur G. Typermass	BlackRock Aggressive Growth Portfolio	Over $100,000	Over $100,000
	Julius Baer International Stock Portfolio	$10,001-$50,000
	MetLife Stock Index Portfolio	Over $100,000

(1)	Represents ownership, as of December 31, 2007, of insurance products that utilize the Fund as an investment vehicle. Shares of the Fund may not be held directly by individuals.

Committees of the Board

The Directors have delegated certain authority to an Audit Committee, which is comprised of Messrs. Ludes and Scott Morton and Ms. Strumpf, all of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (“Independent Directors”). The Audit Committee reviews financial and accounting controls and procedures; recommends the selection of the independent registered public accounting firm; reviews the scope of the audit; reviews financial statements and audit reports; and reviews the independence of the independent registered public accounting firm and approves fees and assignments relating to both audit and non-audit activities of the independent registered public accounting firm. Ms. Strumpf currently serves as chair of the Audit Committee.

The Directors have established two Contract Review Committees of the Board. One Contract Review Committee is comprised of Messrs. Arnelle and Ludes and Ms. Strumpf. Ms. Strumpf currently serves as chair of that Contract Review Committee. The other Contract Review Committee is comprised of Ms. Hawthorne and Messrs. Garban and Scott Morton. Mr. Garban currently serves as chair of that Contract Review Committee. Each Contract Review Committee from time to time reviews and makes recommendations to the Board as to contracts that require approval of a majority of the Independent Directors, which are assigned to such Contract Review Committee by the Board, and any other contracts that may be referred to it by the Board.

The Governance Committee is comprised of Messrs. Arnelle, Garban and Scott Morton and Ms. Hawthorne. Mr. Scott Morton currently serves as chair of the Governance Committee. The Governance Committee reviews periodically Board governance practices, procedures and operations, the size and composition of the Board of Directors, Director compensation and other matters relating to the governance of the Fund.

The Directors have established a Nominating Committee of the Board, which is comprised of Messrs. Arnelle and Scott Morton and Ms. Hawthorne. Mr. Scott Morton currently serves as chair of the Nominating Committee. The Nominating Committee evaluates the qualifications of the Fund’s candidates for Independent Director positions and makes recommendations to the Independent Directors with respect to nominations for Independent Director membership on the Fund’s Board. The Nominating Committee considers Independent Director candidates in connection with Board vacancies and newly created Board positions.

The Nominating Committee will consider nominees for Independent Directors recommended by contract owners. The Board has adopted procedures that a contract owner must follow to properly submit a recommendation to the Nominating Committee. Recommendations must be in a writing submitted to the Fund’s Secretary, c/o MetLife Advisers, LLC, 501 Boylston Street, Boston, MA 02116, and must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the contract owner (the “candidate”); (B) the number of units that relate to shares of each Portfolio (and class) of the Fund attributable to any annuity or life insurance contract of the candidate, as reported to such contract owner by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934 (the “Exchange Act”); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Independent Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) information regarding the candidate that will be sufficient for the Fund to make a determination as to whether the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act); (ii) the written and signed consent of the candidate to be named as a nominee and to serve as an Independent Director if elected; (iii) the name of the recommending contract owner as it appears on the books of the relevant Insurance Company separate account; (iv) the number of units that relate to shares of each Portfolio (and class) of the Fund attributable to any annuity or life insurance contract of such recommending contract owner; and (v) a description of all arrangements or understandings between the recommending contract owner and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending contract owner. In addition, the Nominating Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law. The Nominating Committee accepts recommendations on a continuous basis.

During 2007, the Audit Committee met three times, each Contract Review Committee met one time, the Governance Committee met three times and the Nominating Committee met three times.

Directors Fees

The officers and Directors of the Fund who are officers or employees of MetLife and/or its affiliates (including MetLife Advisers and MetLife Investors Distribution Company but not affiliates of MetLife that are registered investment companies) or any subadviser of the Fund receive no compensation from the Fund for their services in such capacities, although they may receive compensation from MetLife or any affiliate thereof for services rendered in those or other capacities.

Each Director who is not currently an active employee of MetLife or its affiliates also serves as trustee and, to the extent applicable, member of the same committees of Met Series Fund II and for serving in all capacities receives, effective as of November 15, 2007, an aggregate retainer fee at the annual rate of $70,000, plus aggregate attendance fees of $10,000 for each Directors’ meeting attended (provided that, for any such meeting that the Directors deem to be a “limited purpose Board meeting,” each attendee receives $4,000 in aggregate for that meeting), aggregate attendance fees of $4,000 for each committee meeting (other than “ad hoc” committee meetings) attended (provided that, if the Governance Committee and the Nominating Committee hold a joint meeting, each attendee receives $4,000 in aggregate for that meeting), and aggregate attendance fees of $4,000 for each “ad hoc” committee meeting attended, as well as reimbursement for out-of pocket expenses related to such attendance. The chair of the Audit Committee, the chair of the Governance Committee and the Nominating Committee, and the chair of each of the Contract Review Committees each receives an aggregate fee of $2,500 for each full calendar year during which he/she serves as such chair. The Lead Independent Director of the Fund, Mr. Garban, who was appointed to such position on February 5, 2004, receives an additional aggregate annual retainer fee of $5,000. These fees are allocated among the Portfolios and the one portfolio of Met Series Fund II based on a formula that takes into account, among other factors, the net assets of each Portfolio and the portfolio of Met Series Fund II.

The Fund provides no pension or retirement benefits to Directors.

The following table sets forth information regarding compensation received by the Independent Directors of the Fund for the year ended December 31, 2007.

Name of Director	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex Paid to Directors
H. Jesse Arnelle	$94,204	$97,250
Steve A. Garban	$101,469	$104,750
Nancy Hawthorne	$94,204	$97,250
Frances M. Hawk (a)	$35,357	$36,500
John T. Ludes	$94,204	$97,250
Michael S. Scott Morton	$105,344	$108,750
Linda B. Strumpf	$99,047	$102,250
Arthur G. Typermass	$83,064	$85,750

(a)	Served on the Fund’s Board of Directors until her death on July 15, 2007.

At February 28, 2008, the officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund or any Portfolio.

ADVISORY ARRANGEMENTS

Advisory Structure. Pursuant to separate advisory agreements (the “advisory agreements”), MetLife Advisers has agreed to manage the investment and reinvestment of assets of each Portfolio. MetLife Advisers has delegated for each Portfolio certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to subadvisers under subadvisory agreements described below.

In each case, advisory services are provided subject to the supervision and control of the Fund’s Directors. Each advisory agreement also provides that MetLife Advisers will furnish or pay the expenses of the applicable Portfolio for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

MetLife Advisers is a Delaware limited liability company. NELICO owns all of the voting interests in MetLife Advisers. NELICO is a direct wholly-owned subsidiary of MetLife. MetLife is wholly-owned by MetLife, Inc., a public company traded on the New York Stock Exchange. The members of MetLife Advisers include each insurance company the separate accounts of which invest in registered investment companies to which MetLife Advisers serves as investment adviser. Each member’s interest in MetLife Advisers entitles the member to share in the profit and loss of MetLife Advisers in proportion to the profit and loss of MetLife Advisers attributable to customers of that insurance company.

Subject to the supervision of MetLife Advisers, each subadviser, pursuant to separate Sub-Advisory Agreements or Sub-Investment Management Agreements (hereinafter referred to as the “subadvisory agreements”), manages the assets of its Portfolio in accordance with each Portfolio’s investment objective and policies, makes investment decisions for each Portfolio and employs professional advisers and securities analysts who provide research services to that Portfolio. The Portfolios pay no direct fees to any of the subadvisers.

Dimensional Fund Advisors, LP (“Dimensional”), subadvisor to Met/Dimensional International Small Company Portfolio, was originally organized as “Dimensional Fund Advisors, Inc.,” a Delaware corporation in May 1981, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401.

Van Eck Associates Corporation (‘Van Eck”), subadviser to Van Eck Global Natural Resources Portfolio, is a Delaware corporation located at 99 Park Avenue, New York, New York. John C. van Eck, Jan F. van Eck and Derek S. van Eck own 100% of the voting stock of Van Eck.

Marketing Support Payments

The Subadvisers and/or their affiliates may provide MetLife and/or its affiliates with wholesaling services that assist in the distribution of the variable life insurance, variable annuity and group annuity products for which the Fund serves as an investment vehicle and may pay MetLife and/or its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide a Subadviser and/or its affiliates with increased access to persons involved in the distribution of such insurance products.

Advisory Fees

The Fund pays MetLife Advisers compensation at the annual percentage rates of the corresponding levels of that Portfolio’s average daily net asset values, subject to any fee reductions or deferrals as described above in the section entitled “Expense Agreement” under “Expenses” and described below in the section entitled “Advisory Fee Waivers.” Each Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Met/Dimensional International Small Company Portfolio	0.85%	First $100 million
	0.80%	Over $100 million

Van Eck Global Natural Resources Portfolio	0.80%	First $250 million
	0.775%	Next $750 million
	0.75%	Over $1 billion

Subadvisory Fees

MetLife Advisers pays each subadviser at the following rates for providing subadvisory services to the following Portfolios:

Portfolio	Annual Percentage Rate Paid by MetLife Advisers to the Subadvisers	Average Daily Net Asset Value Levels
Met/Dimensional International Small Company Portfolio	0.55%	First $100 million
	0.50%	Over $100 million

Van Eck Global Natural Resources Portfolio	0.50%	First $250 million
	0.475%	Next $750 million
	0.45%	Over $1 billion

Advisory Agreements and Subadvisory Agreements

Each advisory and subadvisory agreement provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the Board of Directors of the Fund, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those directors who are not interested persons of the Fund or the applicable Portfolio’s investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval.

If required by law, subject to the SEC exemption obtained by MetLife Advisers and the Fund, any amendment to any advisory or subadvisory agreement or any such new agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Portfolio and by vote of a majority of the Directors who are not interested persons of (i) the Fund or (ii) the applicable Portfolio’s investment adviser or subadviser.

Each agreement may be terminated without penalty by the Directors or by the shareholders of the applicable Portfolio, upon sixty days’ written notice, or by the applicable Portfolio’s investment adviser, upon ninety or sixty days’ written notice, and each terminates automatically in the event of its “assignment” as defined in the 1940 Act. In addition, each subadvisory agreement may be terminated without penalty upon either ninety or sixty days’ written notice by the relevant subadviser.

Each advisory agreement provides that MetLife Advisers shall pay the expenses of the Fund relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform its obligations under the advisory agreement. The Fund assumes and shall pay (or cause to be paid) all other Fund expenses.

Each advisory agreement provides that if the total ordinary business expenses of a particular Portfolio for any fiscal year exceed the lowest applicable limitations (based on a percentage of average net assets or income) prescribed by any state in which shares of that Portfolio are qualified for sale, MetLife Advisers shall pay such excess. Each advisory agreement provides, however, that the advisory fee shall not be reduced nor shall any of such expenses be paid to an extent or under circumstances which might result in the inability of any Portfolio or of the Fund, taken as a whole, to qualify as a regulated investment company under the Internal Revenue Code. The term “expenses” for this purpose excludes brokerage commissions, taxes, interest and extraordinary expenses.

Each subadvisory agreement provides that the relevant subadviser shall not be subject to any liability in connection with the performance of its portfolio management services thereunder in the absence of willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations and duties or violations of any applicable law. Each advisory agreement provides that MetLife Advisers shall not be liable in connection with its administrative services in the absence of willful misfeasance, bad faith or gross negligence.

Certain officers and employees of subadvisers have responsibility for portfolio management of other advisory accounts and clients (including other Portfolios of the Fund and other registered investment companies, and accounts of affiliates) that may invest in securities in which the respective Portfolio may invest. Where the subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

It is each subadviser’s policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

It is believed that the ability of a Portfolio to participate in larger volume transactions in this manner will in some cases produce better executions for the Portfolio. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Portfolio or the price at which a security may be sold.

Proxy Voting Policies

The Board of Directors and MetLife Advisers have delegated to each subadviser who invests in voting securities on behalf of a Portfolio the responsibility for voting the proxies relating to securities held by such Portfolio investing in voting securities as part of each such subadviser’s general management of Portfolio assets, subject to the continuing oversight of the Board and MetLife Advisers. The Fund believes that each subadviser, which purchases and sells securities for its respective Portfolio(s) and analyzes the performance of a Portfolio’s securities, is in the best position and has the information necessary to vote proxies in the best interest of a Portfolio and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on the one hand, and the interests of the adviser, subadviser or any other affiliated person of the Fund, on the other hand. Information about the proxy voting policies and procedures of each subadviser who invests in voting securities is attached in Appendix B to this SAI.

Information on how proxies relating to the Portfolios’ voting securities were voted by MetLife Advisers or the subadvisers during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 638-7732 or on the SEC’s website at http://www.sec.gov.

PORTFOLIO MANAGERS

The subadvisers have provided the Fund with the following information regarding each Portfolio’s portfolio managers identified in the Fund’s Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of material conflicts of interest that may arise in connection with each portfolio manager’s management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers’ compensation as of December 31, 2007. Other than as set forth below, as of December 31, 2007, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

Met/Dimensional International Small Company Portfolio

In accordance with the team approach used to manage the Met/Dimensional International Small Company Portfolio and the, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily decisions regarding the portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all portfolio managers with respect to the Portfolio.

Compensation

Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. Dimensional reviews the compensation of each portfolio manager annually. Each portfolio manager’s compensation consists of the following:

BASE SALARY. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.

The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Portfolio for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2007 (dollar amounts in millions):

Other Accounts Managed

Name of Portfolio Manager	Other Accounts Managed
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category
Karen E. Umland	Registered investment companies	28	$49,584
	Other pooled investment vehicles	4	$871
	Other accounts	15	$4,715

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolios, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolios. Actual or apparent conflicts of interest include:

Time Management. The management of the Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolios and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

Investment Opportunities. It is possible that at times identical securities will be held by the Portfolios and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolios or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolios and one or more Accounts, the Portfolios may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolios and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolios and other Accounts.

Broker Selection. With respect to securities transactions for the Portfolios, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolios and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolios or an Account.

Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which they have portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Ownership of Portfolio Shares. As of October 31, 2008, the portfolio manager did not own shares of the Portfolio.

Van Eck Global Natural Resources Portfolio

Other Accounts Managed

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category (in millions)	Number of Accounts in Category	Total Assets in Accounts in Category
Derek van Eck	Registered investment companies	1	$995	0	$0
	Other pooled investment vehicles	5	$1,264	5	$1,264
	Other accounts	0	$0	0	$0

Material Conflicts of Interest

Van Eck serves as investment adviser to the Global Hard Assets Fund, a series of the Van Eck Funds (a registered investment company) and Worldwide Hard Assets Fund, a series of the Worldwide Insurance Trust (a registered investment company), each of which has an investment strategy substantially similar to that of Van Eck Global Natural Resources Portfolio (the “Portfolio”). In addition, Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of Van Eck, serves as the general partner and/or investment adviser to various private funds each of which has an investment strategy substantially similar to that of the Portfolio. In addition to the above referenced funds, Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts (together, “Other Accounts”). The Other Accounts may have investment objectives or may implement investment strategies similar to those of the Portfolio. Additionally, the Other Accounts may also from time to time implement investment strategies which Van Eck decides are not advantageous to the Portfolio, and which may include transactions that are directly contrary to the positions taken by the Portfolio. These strategies may include, among others, short sales, long short trading, and pairs trading, as well as swaps and derivatives trades. When Van Eck implements investment strategies for Other Accounts that are similar or directly contrary to the positions taken by the Portfolio, the prices of the Portfolio’s securities may be negatively affected. For example, when purchase or sales orders for the Portfolio are aggregated with those of Other Accounts and allocated among them, the price that the Portfolio pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as subadviser to only the Portfolio. When Other Accounts are selling a security that the Portfolio owns, the price of that security may decline as a result of the sales. In addition, the portfolio manager of the Portfolio serves as the portfolio manager to Other Accounts. The compensation that Van Eck receives from Other Accounts may be higher than the compensation paid by the Portfolio to Van Eck. Van Eck does not believe that its activities materially disadvantage the Portfolio. Van Eck has implemented procedures to monitor trading across the Portfolio and its Other Accounts.

Compensation

Investment professionals and portfolio managers have varying compensation arrangements depending on their responsibilities. Generally, investment professionals are paid a base salary and a bonus driven by their contribution to investment performance for the past one and three-year periods. Performance is measured against benchmarks (as designated in the prospectus), against relevant peer groups, and on absolute returns, but varies by person. Managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. The firm does manage accounts with incentive fees.

Ownership of Portfolio Shares. As of October 31, 2008, none of the individuals listed above owned shares of the Portfolio.

DISTRIBUTION AGREEMENT

MetLife Investors Distribution Company (the “Distributor”), located at 5 Park Plaza, Irvine, CA 92614, is the Fund’s distributor. From April 30, 2007 to August 31, 2007, the Fund’s distributor was MetLife Securities, Inc. (“MetLife Securities”), and prior to April 30, 2007, the Fund’s distributor was MetLife (together with MetLife Securities, the “Prior Distributors”). Both the Distributor and the Prior Distributors are affiliates of the Fund. Under a Distribution Agreement with the Fund, the Distributor serves as the general distributor of shares of each class of each Portfolio, which are sold at the net asset value of such class without any sales charge. The offering of each Portfolio’s shares is continuous. Shares are offered for sale only to certain insurance company separate accounts and Qualified Plans. The Distributor receives no compensation from the Fund or purchasers of a Portfolio’s shares for acting as distributor of the Fund’s Class A shares. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

In the future, the Fund may offer shares to be purchased by separate accounts of life insurance companies not affiliated with MetLife to support insurance contracts they issue.

The following is a description of the Distribution and Services Plan for the Fund:

Pursuant to a Class B, Class D, Class E and Class F Distribution and Services Plan (the “Distribution and Services Plan”) adopted under Rule 12b-1 under the 1940 Act for the Portfolios, the Fund may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E and Class F shares. The Distributor may pay all or any portion of the Service Fee in respect of Class B, Class D, Class E or Class F shares of any Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as service fees pursuant to agreements with such organizations for providing personal services to investors in such class and/or the maintenance of shareholder and contract owner accounts, and may retain all or any portion of the Service Fee in respect of such class as compensation for providing personal services to investors in such class and/or the maintenance of shareholder accounts.

The Distribution and Services Plan also authorizes each Portfolio to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to the Class B, Class D, Class E and Class F shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. The Distributor may pay all or any portion of the Distribution Fee in respect of Class B, Class D, Class E and Class F shares of any Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of shares of such class, and may retain all or any portion of the Distribution Fee in respect of such class as compensation for the Distributor’s services as principal underwriter of the shares of such class.

Under the Distribution Agreement, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares and 0.20% of average daily net assets in the case of Class F shares.

The Distribution and Services Plan (the “Plan”) is what is known as a “compensation plan” because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Directors of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The fees payable with respect to a particular class of a Portfolio may not be used to subsidize the distribution of shares of, or provision of shareholder services to, any other class of any Portfolio. Subject to the foregoing sentence, some or all of the fees paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of Class B, Class D, Class E and Class F shares, including but not limited to the following:

(a)	printing and mailing of prospectuses, statements of additional information and reports for prospective purchasers of variable annuity or variable life insurance contracts (“Variable Contracts”) investing indirectly in a class of shares of the Fund;

(b)	the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

(c)	holding seminars and sales meetings designed to promote the distribution of the Class B, Class D, Class E or Class F shares;

(d)	obtaining information and providing explanations to Variable Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios;

(e)	training sales personnel regarding the Fund;

(f)	compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund;

(g)	personal services and/or maintenance of Variable Contract owner accounts with respect to Class B, Class D, Class E or Class F shares attributable to such accounts;

(h)	compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of a class of shares; and

(i)	compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts.

The Board of Directors, including the directors who are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (“Qualified Directors”), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit the Fund and its Class B, Class D, Class E and Class F shareholders and has approved the Plan’s adoption. The Fund anticipates that the Plan will enhance the sales of Class B, Class D, Class E shares and Class F shares and increase or help to maintain the assets of each Portfolio, which over time, may allow the Class B, Class D, Class E and Class F shareholders and beneficial owners to benefit from certain economies of scale with respect to fixed costs of the Portfolio.

The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund’s Board of Directors, including a majority of the Qualified Directors, or, with respect to any class by a vote of the outstanding voting securities of that class, cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated, with respect to any class, at any time by vote of a majority of the outstanding shares of that class of that Portfolio or by vote of a majority of the Qualified Directors. The Plan also provides that it may not be amended, with respect to any class of any Portfolio, to increase materially the amount of fees payable thereunder without the approval of such class of shares.

The amounts to be received by the Distributor are expected to be used to defray various costs incurred or paid by the Distributor in connection with personal services to and/or the maintenance of shareholder and contract owner accounts, commissions, the printing and mailing of Fund prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class D, Class E and Class F shares.

OTHER SERVICES

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund’s custodian and fund accounting agent. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Portfolio and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Portfolio. Upon instruction, State Street Bank receives and delivers cash and securities of the Portfolios in connection with Portfolio transactions and collects all dividends and other distributions made with respect to Portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of each class of each Portfolio on a daily basis.

Independent Registered Public Accounting Firm. The Board of Directors annually approves an independent registered public accounting firm. Deloitte & Touche LLP (“D&T”), 200 Berkeley Street, Boston, MA 02116, the Fund’s independent registered public accounting firm, assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The Fund’s financial statements for the year ended December 31, 2007, and D&T’s report thereon, are incorporated by reference into this SAI. Such financial statements have been audited by D&T.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Some of the Fund’s portfolio transactions are placed with brokers and dealers who provide the investment adviser or subadvisers with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment adviser or subadvisers. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment adviser or subadvisers. The services may also be used by the investment adviser or subadvisers in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

Fixed-Income Portfolio Transactions. Although from time to time a Portfolio might pay a commission on a transaction involving a debt security, such transactions are generally conducted directly with a dealer or other counterparty (principal transactions), and no commission is paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the security. As a result, a Portfolio that invests mainly in debt securities will typically have lower brokerage commissions, although not necessarily lower transaction costs than a Portfolio that invests mainly in equity securities.

Equity Portfolio (Common Stock) Transactions. In placing orders for the purchase and sale of portfolio securities, each subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best execution for the transaction. In the case of equity securities, this does not necessarily mean that the lowest available brokerage commission will be paid. Such Portfolios’ subadvisers will use their best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

A subadviser may cause a Portfolio it manages to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount another broker-dealer would have charged effecting that transaction. The subadviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the subadviser’s overall responsibilities to the Fund and its other clients. A subadviser’s authority to cause a Portfolio it manages to pay such greater commissions is also subject to such policies as the Directors of the Fund may adopt from time to time.

The following services may be considered by subadvisers when selecting brokers:

•	Recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy;

•

Seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy;

•

Access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation;

•	Products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, software, information and accessories; and

•	Statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements.

Research services provided by brokers through which a subadviser effects securities transactions on behalf of a Portfolio may be used by the subadviser in servicing all of its accounts. Therefore, not all of these services may be used by the subadviser in connection with the Fund.

The Board of Directors has adopted policies which authorize each subadviser to place trades, consistent with best execution, with certain brokers that have agreed to apply a portion of their commissions with respect to a Portfolio to that Portfolio’s expenses.

The Board of Directors has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of that Portfolio’s subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

Affiliated Brokerage

A Portfolio may pay brokerage commissions to an affiliated broker for acting as the respective Portfolio’s agent on purchases and sales of securities for the portfolio of the Portfolio. The Directors of the Fund, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliated brokers and will review these procedures periodically.

Portfolio Turnover

The portfolio turnover rates of each Portfolio for the last five fiscal years (or the life of the Portfolio for those Portfolios that have not been in existence for five years) are included in the Prospectus under “Financial Highlights.” A Portfolio’s turnover rate may vary significantly from time to time depending on the volatility of economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in a Portfolio’s subadviser.

CODE OF ETHICS

The Fund, MetLife Advisers, and each subadviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Fund might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of any Portfolio of the Fund from engaging in personal securities investing, it does regulate such personal securities investing so that conflicts of interest may be avoided.

DESCRIPTION OF THE FUND

The Fund, an open-end management investment company registered under the 1940 Act, was formed on November 23, 1982 as corporation under the laws of Maryland pursuant to Articles of Incorporation (the “Articles”) filed on November 23, 1982, as amended. On May 1, 2003, the Fund succeeded to the operations of seventeen series of the New England Zenith Fund, a Massachusetts business trust. Each of BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, Capital Guardian U.S. Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Total Return, Western Asset Management Strategic Bond Opportunities, Western Asset Management U.S. Government and Zenith Equity was formerly a series of the New England Zenith Fund.

On May 1, 2006, FI Large Cap succeeded to the operations of the TST FI Large Cap Predecessor, a former series of the Travelers Series Trust (“TST”), which is a Massachusetts business trust. On April 28, 2008, MFS Value succeeded to the operations of the MIST MFS Value Predecessor, a former series of MIST, which is a Massachusetts business trust. On May 1, 2006, the MIST MFS Value Predecessor succeeded to the operations of the TST MFS Predecessor, a former series of TST.

Each Portfolio is classified under the 1940 Act as “diversified” except Harris Oakmark Focused Value, Van Eck Global Natural Resources Portfolio, and each Asset Allocation Portfolio, which are non-diversified.

Subject to each class’s expenses, each Portfolio’s issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio’s outstanding shares) of the Portfolio’s assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a Portfolio are generally allocated among the Portfolios in proportion to their relative net assets. In the unlikely event that any Portfolio has liabilities in excess of its assets, the other Portfolios may be held responsible for the excess liabilities.

Portfolio shares, when issued, are fully paid and non-assessable. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

As of March 31, 2008, 100% of the outstanding voting securities of the Fund were owned by separate accounts of MetLife, NELICO, MetLife Investors and/or General American (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2007, MetLife, NELICO, MetLife Investors and General American were each presumed to be in control (as that term is defined in the 1940 Act) of the Fund.

Involuntary Redemption

If the Board of Directors decides that continuing to offer shares of one or more Portfolios will not serve the Fund’s best interest (e.g., changing market conditions, regulatory problems or low Portfolio participation), the Fund may stop offering such shares and, by a vote of the Board of Directors, may require redemption (at net asset value) of outstanding shares in such Portfolio(s) upon 30 days’ prior written notice to affected shareholders.

Voting Rights

Each share has one vote and fractional shares have fractional votes. When there is a difference of interests between the Portfolios, votes are counted on a per Portfolio basis; otherwise the shares of all Portfolios are totaled. Shares in a Portfolio not affected by a matter are not entitled to vote on that matter. An individual Portfolio may hold a separate vote, for example, when there are proposed changes to a particular Portfolio’s fundamental investment policies or advisory or distribution agreements.

Each insurance company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing insurance company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received. Shares held by certain eligible qualified retirement plans (“Qualified Plans”) will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

Shareholder Meetings

Regular annual shareholder meetings are not required and the Fund does not expect to have regular meetings. For certain purposes, the Fund is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (a) approve certain agreements required by securities laws; (b) change fundamental investment objectives and restrictions of the Portfolios; and (c) fill vacancies on the Board of Directors when less than a majority have been elected by shareholders. The Fund assists with all shareholder communications. Except as mentioned above, directors will continue in office and may appoint directors for vacancies.

TAXES

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the ownership of shares in the Portfolios by life insurance companies for the purpose of funding variable life insurance policies. This discussion does not purport to be complete or to deal with all aspects of federal income taxation. It deals only with the status of the Portfolios as regulated investment companies (“RICs”) under subchapter M of the Code and the application of the diversification rules of Section 817(h) of the Code. This discussion is based upon the present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.

The discussion below is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the Portfolios’ shares will be currently taxed on the Portfolios’ distributions, and on the proceeds of any redemption of the Portfolios’ shares, under the applicable Code rules.

For information concerning the federal tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies, through their separate accounts, and qualified retirement plans will be the only shareholders of a Portfolio, no attempt is made here to particularly describe the tax aspects of an investment in a Portfolio to such shareholders.

Each of the Portfolios intends to elect to be treated and qualify each year for treatment as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships (“QPTPs”); and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to not more than 10% of the outstanding voting securities of such issuer and 5% of the value of the Portfolio’s total assets, and (ii) not more than 25% of the value of the Portfolio’s assets is invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, in securities of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses or in the securities of one or more QPTPs.

In general, for purposes of the 90% gross income requirement described in (a) of the previous paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in section (a)(i) above will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements described in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also for purposes of meeting the diversification requirements in (b) above, in the case of a Portfolio’s investment in loan participations, the Portfolio will treat both the intermediary and the issuer of the underlying loan as an issuer.

As a RIC, a Portfolio generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders if at least 90% of the Portfolio’s investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income for the taxable year is distributed. Each Portfolio intends to distribute substantially all of such income.

If a Portfolio were to fail to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements of Section 817(h) of the Code, described below, with the result that the contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. The excise tax is generally inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, each Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Portfolio’s shareholders.

A distribution generally will be treated as paid on December 31 of a calendar year if it is declared by the Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio in January of the following year.

A Portfolio’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities that it otherwise would have continued to hold.

A Portfolio may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio. Tax rules are not entirely clear about issues such as whether the Portfolio should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

A Portfolio’s transactions in exchange traded notes, options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, including but not limited to, in respect of exchange traded notes, credit default swaps and certain other swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Portfolio-level tax.

Certain of the Portfolios’ hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. These taxes could reduce the investment performance of such Portfolio. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

Investment by a Portfolio in “passive foreign investment companies” (“PFICs”) could subject the Portfolio to U.S. federal income tax (including interest charges) on distributions received from the PFICs or on proceeds received from dispositions of shares in the PFICs, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, to avoid the imposition of that tax, a Portfolio may make an election to mark the gains (and to a limited extent the losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. A Portfolio may also elect to treat a PFIC as a “qualified electing fund” (a “QEF”), in which case the Portfolio will be required to include in its income its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate investments (including at times when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect a Portfolio’s total return.

A Portfolio may invest in REITs. Investments in REIT equity securities may require a Portfolio to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities (including when it is not advantageous to do so) that it otherwise would have continued to hold.

A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICS”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Portfolio’s income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to an equity interest in a TMP or a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Portfolio’s excess inclusion income, as described below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(K) plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a life insurance company separate account funding a variable contract, cannot be offset by an adjustment to the reserves and thus is not eligible for tax deferral.

Each Portfolio intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, the regulations are applicable to the assets of a Portfolio. Specifically, the regulations provide that, after a one year start-up period or, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure by a Portfolio to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would likely require a payment to the Internal Revenue Service (“IRS”). Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment described above. The IRS has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and it is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. The Portfolios have investment objectives and strategies that are not materially narrower than the investment strategies described in more recent IRS rulings, in which strategies such as investing in large company stocks, international stocks, small company stocks, mortgage-backed securities, telecommunications stocks and financial services stocks were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributed to contract owners. Current published IRS guidance does not directly speak to strategies such as those reflected in the Portfolio, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Portfolios, and such guidance could affect the treatment of the Portfolios described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that such Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Under Treasury Regulations, if a shareholder recognizes a loss on a disposition of a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate accounts), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of an insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

TRANSFER AGENT

The transfer agent and the dividend paying agent for the Fund, MetLife, is located at One Madison Avenue, New York, New York 10010. MetLife receives no compensation for these services.

FINANCIAL STATEMENTS

The financial statements of the Fund, including any notes thereto, and the related reports of the independent registered public accounting firm as filed with the SEC on March 5, 2008 (SEC Accession No. 0001193125-08-047541) are incorporated herein by reference.

INDEX SPONSORS

The Prospectus describes certain aspects of the limited relationship the index sponsors have with the Fund.

With respect to Standard & Poor’s, neither Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of either Portfolio or any member of the public regarding the advisability of investing in securities generally or in either Portfolio particularly or the ability of the S&P 500 Index or the S&P 400 MidCap Index to track general stock market performance. S&P’s only relationship to the Licensee is S&P’s grant of permission to the Licensee to use the S&P 500 Index or the S&P 400 MidCap Index which are determined, composed and calculated by S&P without regard to the Licensee or either Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of this Portfolio into consideration in determining, composing or calculating the S&P 500 Index or the S&P 400 MidCap Index. S&P is not responsible for and has not participated in the determination of the prices and amount of this Portfolio or the timing of the issuance or sale of this Portfolio or in the determination or calculation of the equation by which this Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of this Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THIS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THERE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

In addition, with respect to Morgan Stanley, no Portfolio is sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in funds generally or in the Portfolio particularly or the ability of the MSCI EAFE® index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the MSCI EAFE® index which is determined, composed and calculated by Morgan Stanley without regard to the issuer or owners of the Portfolio. Morgan Stanley has no obligation to take the needs of the issuer of the Portfolio or the owners of the Portfolio into consideration in determining, composing or calculating the MSCI EAFE® index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be issued or in the determination or calculation of the equation by which the Portfolio is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the Portfolio in connection with the administration, marketing or trading of the Portfolio.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. The MSCI EAFE® Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by MetLife.

With respect to Frank Russell Company, no Portfolio is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right at any time and without notice, to alter, amend, terminate or in any way change its index. The Russell 2000(R) Index is a service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index. Frank Russell Company’s publication of the index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY

WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

APPENDIX A-1 — DESCRIPTION OF BOND RATINGS

Moody’s Investors Service, Inc.

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See Note 1.

Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody’s, the reason may be one of the following:

(1)	An application for rating was not received or accepted.

(2)	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

(3)	There is a lack of essential data pertaining to the issue or issuer.

(4)	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the category, 2 the mid-range and 3 nearer the low end.

Standard & Poor’s Ratings Group

AAA

This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay.

AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A

Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for higher rated bonds.

BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on the bond are being continued.

D

Bonds rated D are in payment default. The D rating category is used when payments on a bond are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a bond are jeopardized.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal actual or imminent default.

D

Default. A “D” rating indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the “B” or “CCC-C” categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

APPENDIX A-2 — DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Corporation

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Moody’s Investors Service, Inc.

P-1

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

APPENDIX B

INFORMATION ABOUT PROXY VOTING POLICIES AND PROCEDURES

DIMENSIONAL FUND ADVISORS LP

The Investment Committee at the Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Fund, including all authorized traders of Dimensional.

Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of the Fund as understood by the Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of the Series and Master Series in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Fund, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to the Board of Directors of the Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

Dimensional will usually vote proxies in accordance with the Voting Guidelines.

The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Dimensional believes that the best interests of the Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Dimensional believes would be in the best interests of the Series or Master Series.

The Dimensional votes (or refrains from voting) proxies in a manner that the Dimensional determines is in the best interests of a Series or Master Series and which seeks to maximize the value of that Series’ or Master Series’ investments. In some cases, the Advisor may determine that it is in the best interests of a Series or Master Series to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a Series or Master Series and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Series’ or Master Series’ investment and that it is in the Series’ or Master Series’ best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.

With respect to non-U.S. Securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Series or Master Series associated with voting. Dimensional determines whether to vote proxies of non-U.S. Companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote. In the event Dimensional is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, Dimensional will make every reasonable effort to vote such proxies.

Dimensional and the Trust have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Series and Master Series; and provide reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

VAN ECK ASSOCIATES CORPORATION

INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

I.	PROXY VOTING POLICIES AND PROCEDURES

Resolving Material Conflicts of Interest

•

A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

•	Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used);

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

Reasonable Research Efforts

When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

Voting Client Proxies

•

The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

•	The portfolio manager or analyst covering the security is responsible for making voting decisions.

•	Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

•	For the Hedge Funds, Investment Management Operations, in conjunction with the portfolio manager and custodian, monitors corporate actions and ensures that corporate actions are timely voted.

Client Inquiries

All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to the Proxy Administrator.

II.	DISCLOSURE TO CLIENTS

•	Notification of availability of Information

Client Brochure.

The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

•	Availability of Proxy Voting Information

At the client’s request or if the information is not available on VEAC’s website, a hard copy of the account’s proxy votes will be mailed to each client.

Recordkeeping Requirements

•	VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

•	proxy statements received;

•	identifying number for the portfolio security;

•	shareholder meeting date;

•	brief identification of the matter voted on;

•	whether the vote was cast on the matter and how the vote was cast;

•	how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	records of written client requests for information on how VEAC voted proxies on behalf of the client;

•	a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and

•	any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

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Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

•

If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

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Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

PROXY VOTING GUIDELINES

I.	General Information

Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II.	Officers and Directors

A.	The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

•	long-term corporate performance record relative to a market index;

•	composition of board and key board committees;

•	nominee’s investment in the company;

•	whether a retired CEO sits on the board; and

•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

•	corporate governance provisions and takeover activity;

•	board decisions regarding executive pay;

•	director compensation;

•	number of other board seats held by nominee; and

•	interlocking directorships.

B.	Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.	Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F.	Director and Officer Indemnification and Liability Protection

Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

G.	Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

•	long-term financial performance of the target company relative to its industry;

•	management’s track record;

•	background to the proxy contest;

•	qualifications of director nominees (both slates);

•	evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

•	stock ownership positions.

H.	Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I.	Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J.	Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III.	Proxy Contests

A.	Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Auditors

A.	Ratifying Auditors

Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent.; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

A.	Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

B.	Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C.	Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

D.	Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

E.	Fair Price Provision

Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F.	Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

Vote against dual class exchange offers.

Vote against dual class recapitalizations

I.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

K.	White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

L.	Confidential Voting

Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

M.	Equal Access

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

N.	Bundled Proposals

Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

O.	Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

A.	Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B.	Stock Distributions: Splits and Dividends

Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but un-issued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.	Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

G.	Preemptive Rights

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.	Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

•	Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control – Will the transaction result in a change in control of the company?

•	Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.	Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

A.	Amendments that Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

B.	Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

C.	Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

D.	Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

E.	Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

F.	Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

G.	Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

H.	Employee Stock Ownership Plans (ESOPs)

Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e. , generally greater than 5 % of outstanding shares).

I.	401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State of Incorporation

A.	Voting on State Takeover Statutes

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies;

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

B.	Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations and asset sales.

C.	Spin-offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

XI.	Mutual Fund Proxies

A.	Election of Trustees

Vote on trustee nominees on a case-by-case basis.

B.	Investment Advisory Agreement

Vote on investment advisory agreements on a case-by-case basis.

C.	Fundamental Investment Restrictions

Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

D.	Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

XII.	Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

•	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	the percentage of sales, assets and earnings affected;

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the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company – specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	whether the subject of the proposal is best left to the discretion of the board.

PART C.    OTHER INFORMATION

Item  23.    Exhibits

Exhibit Number	Description

(a)(a).	—Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(1).	—Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(2).	—Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(3).	—Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(4).	—Articles Supplementary of Registrant, dated January 27, 1988 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(b)(5).	—Articles Supplementary of Registrant, dated January 25,1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(6).	—Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(a)(b)(7).	—Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to this Registration Statement filed on December 18, 1996.

(a)(b)(8).	—Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to this Registration Statement filed on January 11, 1999.

(a)(b)(9).	—Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(a)(b)(10).	—Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement filed on November 30, 2000.

(a)(b)(11).	—Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to this Registration Statement filed on April 4, 2001.

(a)(b)(12).	—Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 30, 2003.

(a)(b)(13).	—Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 30, 2003.

(a)(b)(14).	—Articles Supplementary of Registrant, dated January 30, 2004 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(b)(15).	—Articles Supplementary of Registrant, dated April 22, 2004 are incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(a)(b)(16).	—Articles Supplementary of Registrant, dated June 16, 2004 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(b)(17).	—Articles Supplementary of Registrant, dated March 3, 2005 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(b)(18).	—Articles Supplementary of Registrant, dated May 12, 2005 are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(a)(b)(19).	—Articles Supplementary of Registrant, dated December 13, 2005 are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(a)(b)(20).	—Articles Supplementary of Registrant, dated February 3, 2006 are incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(a)(b)(21).	—Articles Supplementary of Registrant, dated February 8, 2007 are incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(a)(b)(22).	—Articles Supplementary of Registrant, dated February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(a)(c)(1).

—Certificate of Correction of Articles of Amendment, dated December 1, 1983 is incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(c)(2).	—Articles of Amendment, dated July 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(c)(3).	—Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to this Registration Statement filed on October 6, 1998.

(a)(c)(4).	—Articles of Amendment, dated February 2, 1999 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

Exhibit Number	Description

(a)(c)(5).	—Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement filed on January 19, 2000.

(a)(c)(6).	—Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to this Registration Statement filed on April 4, 2001.

(a)(c)(7).	—Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 30, 2003.

(a)(c)(8).	—Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 30, 2003.

(a)(c)(9).	—Articles of Amendment dated December 11, 2003 are incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(a)(c)(10).	—Articles of Amendment dated April 22, 2004 are incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(a)(c)(11).	—Articles of Amendment dated January 28, 2005 are incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.

(a)(c)(12).	—Articles of Amendment dated April 28, 2005 are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(a)(c)(13).	—Articles of Amendment dated April 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(a)(c)(14).	—Articles of Amendment dated September 29, 2006 is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(a)(c)(15).	—Articles of Amendment dated November 15, 2007 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(b)(a).	—Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(b)(b).	—Amendment to Bylaws, dated April 24, 1997, are incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement filed on April 2, 1998.

(b)(c).	—Amended and Restated Bylaws dated May 8, 2003 are incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(c).	—None.

(d)(a)(1).	—Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(a)(2).	—Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(a)(3).	—Advisory Agreement relating to BlackRock Strategic Value Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(a)(4).

—Advisory Agreement relating to Julius Baer International Stock Portfolio (formerly, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(a)(5).

—Investment Management Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(a)(6).

—Investment Management Agreement relating to FI Mid-Cap Opportunities Portfolio (formerly, Janus Mid Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

Exhibit Number	Description

(d)(a)(7).

—Investment Management Agreement relating to Neuberger Berman Partners Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(a)(8).

—Investment Management Agreement relating to Oppenheimer Global Equity Portfolio (formerly, Scudder Global Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(9).

—Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(a)(10).

—Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(11).

—Investment Management Agreement relating to Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(12).

—Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(a)(13).

—Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(a)(14).

—Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(15).

—Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(16).

—Investment Management Agreement relating to Franklin Templeton Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(a)(17).	—Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(b)(1).	—Subadvisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(2).	—Subadvisory Agreement relating to BlackRock Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(3).	—Subadvisory Agreement relating to BlackRock Strategic Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(4).

—Subadvisory Agreement relating to Julius Baer International Stock Portfolio (formerly, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

Exhibit Number	Description

(d)(b)(5).

—Subadvisory Agreement relating to MFS Value Porfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(d)(b)(6).

—Sub-Investment Management Agreement relating to Neuberger Berman Partners Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(7).

—Sub-Investment Management Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(8).

—Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(9).

—Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(10).

—Sub-Investment Management Agreement relating to Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(11).

—Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(12).

—Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(13).

—Sub-Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(14).

—Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(15).

—Sub-Investment Management Agreement relating to Franklin Templeton Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(16).	—Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(1).

—Advisory Agreement relating to BlackRock Money Market Portfolio (formerly, State Street Research Money Market Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(2).

—Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(3).

—Advisory Agreement relating to Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

Exhibit Number	Description

(d)(c)(4).

—Advisory Agreement relating to BlackRock Bond Income Portfolio (formerly, State Street Research Bond Income Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(5).	—Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(6).	—Advisory Agreement relating to Capital Guardian U.S. Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(7).	—Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(8).

—Advisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(9).	—Advisory Agreement relating to Harris Oakmark Focused Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(10).	—Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(11).	—Advisory Agreement relating to Loomis Sayles Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(12).	—Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(13).

—Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio (formerly, State Street Research Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(c)(14).	—Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(15).

—Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(16).	—Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(17).

—Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(18).	—Advisory Agreement relating to MetLife Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(19).	—Advisory Agreement relating to FI Large Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(20).	—Advisory Agreement relating to Met/Dimensional International Small Company Portfolio**

(d)(c)(21).	—Advisory Agreement relating to Van Eck Global Natural Resources Portfolio**

(d)(d)(1).	—Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(2).

—Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(d)(d)(3).

—Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(d)(d)(4).	—Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(5).	—Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

Exhibit Number	Description

(d)(d)(6).	—Subadvisory Agreement relating to Capital Guardian U.S. Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(7).	—Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(8).	—Subadvisory Agreement relating to FI Mid Cap Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(d)(9).

—Subadvisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(d)(10).

—Subadvisory Agreement relating to Harris Oakmark Focused Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(d)(d)(11).	—Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(12).	—Subadvisory Agreement relating to Loomis Sayles Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(13).

—Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(d)(14).	—Subadvisory Agreement Relating to FI Large Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(d)(15).	—Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio**

(d)(d)(16).	—Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio**

Exhibit Number	Description

(e).	—Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(f).	—None

(g)(a).	—Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(b).	—Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(c).	—Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(d).	—Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(g)(e).	—Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(h)(a).	—Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(h)(b).

—Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(h)(c).

—Licensing Agreements relating to Morgan Stanley EAFE Index, Russell 2000 Index and Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

(h)(d).

—Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(h)(e).	—Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(h)(f).	—Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(h)(g).

—Powers of Attorney for all signatories except John Ludes, Nancy Hawthorne and Elizabeth Forget are incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on April 12, 2002. Powers of Attorney for Mr. Ludes and Ms. Hawthorne are incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004. Power of Attorney for Ms. Forget is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(i).	—Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(j)(a).	—Consent of KPMG LLP is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(j)(b).	—Consent of Deloitte & Touche LLP is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(k).	—None

(l).	—None
(m).	—Class B, Class D, Class E and Class F Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

Exhibit Number	Description
(n).	—Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.
(o).	—None
(p)(a).	—MetLife Investment Management Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.
(p)(b).	—Davis Selected Advisers, L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on April 29, 2005.
(p)(c).	—Fidelity Investments Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.
(p)(d).	—Harris Associates L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.
(p)(e).	—Jennison Associates LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.
(p)(f).	—Loomis, Sayles & Co., L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.
(p)(g).	—Massachusetts Financial Services Company Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(h).	—Western Asset Management Company Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.
(p)(i).	—BlackRock Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(j).	—Capital Group Companies Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(k).	—Oppenheimer Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(l).	—Franklin Templeton Investments Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(m).	—Neuberger Berman Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(n).	—T. Rowe Price Group Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(o).	—MetLife Investment Advisors Company, LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(p)(p).	—Julius Baer Investment Management LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(p)(q).	—Dimensional Fund Advisors LP Code of Ethics**

(p)(r).	—Van Eck Associates Corporation Code of Ethics**

*	Filed herewith
**	To be filed by amendment.

Item 24.    Persons Controlled by or Under Common Control with the Fund

None.

Item  25.    Indemnification.

Section 2-418 of the Maryland General Corporation Law (“MGCL”) permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director’s act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its Charter, a Maryland corporation (i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.

See Article V of the Registrant’s Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement, filed on February 4, 2004.

See Section 12 of the Registrant’s Distribution Agreement, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

See Section 14 of the Registrant’s Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement, filed on April 29, 2004.

The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  26.    Business and other Connections of Investment Manager.

(a)  MetLife Advisers, LLC, is the adviser of the Registrant. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of MetLife Advisers, LLC during the past two years is incorporated by reference to Form ADV filed by MetLife Advisers, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-47459).

(b)  Subadvisers of the Metropolitan Series Fund, Inc.

1.  The list of each director and certain officers of BlackRock Advisors, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

2.  The list of each director and certain officers of OppenheimerFunds, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by OppenheimerFunds, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

3.  The list of each director and certain officers of T. Rowe Price Associates, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by T. Rowe Price Associates, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

4.  The list of each director and certain officers of MetLife Investment Advisors Company, LLC indicating any other business, profession, vocation or employment of a substantial nature in which such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by MetLife Investment Advisors Company, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-67314).

5.  The list of each director and certain officers of Harris Associates L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Harris Associates L.P. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-50333).

6.  The list of each director and certain officers of Neuberger Berman Management Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Neuberger Berman Management Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8259).

7.  The list of each director and certain officers of Franklin Advisers, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Franklin Advisers, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-26292).

8.  The list of each director and certain officers of Capital Guardian Trust Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Capital Guardian Trust Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-60145).

9.  The list of each director and certain officers of Davis Selected Advisers, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Davis Selected Advisers, L.P. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31648).

10.  The list of each director and certain officers of Jennison Associates LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Jennison Associates LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 5608).

11.  The list of each director and certain officers of Loomis, Sayles & Company, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Loomis Sayles & Company, L.P pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170).

12.  The list of each director and certain officers of Massachusetts Financial Services Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Massachusetts Financial Services Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-17352).

13.  The list of each director and certain officers of Western Asset Management Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Western Asset Management Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-8162).

14.  The list of each director and certain officers of Pyramis Global Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Pyramis Global Advisors, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-63658).

15.  The list of each director and certain officers of Julius Baer Investment Management LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Julius Baer Investment Management LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-18766).

16.  The list of each director and certain officers of Dimensional Fund Advisors LP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Dimensional Fund Advisors LP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-1628).

17.  The list of each director and certain officers of Van Eck Associates Corporation indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Van Eck Associates Corporation pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21340).

Item 27.	Principal Underwriters

(a) MetLife Investors Distribution Company, the Fund’s principal underwriter, also acts as principal underwriter with respect to the following investment companies: Metropolitan Series Fund II and Met Investors Series Trust.

(b) Directors and certain officers of MetLife Investors Distribution Company are as follows. The address for each person is 5 Park Plaza, Irvine, California 92614, unless otherwise indicated.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
Michael K. Farrell	Director	None
Craig W. Markham	Director	None
William J. Toppeta	Director	None
Paul A. Sylvester	President, National Sales Manager-Annuities & LTC	None
Elizabeth M. Forget	EVP, Investment Fund Management & Marketing	Director, Chairman of the Board, President & Chief Executive Officer
Paul A. LaPiana	EVP, National Sales Manager-Life	None
Richard C. Pearson	EVP, General Counsel, Secretary	None
Andrew Aiello	SVP, Channel Head-National Accounts	None
Jeffrey A. Barker	SVP, Channel Head-Independent Accounts	None
Douglas P. Rodgers	SVP, Channel Head-LTC	None
Myrna Solomon	SVP, Channel Head-Banks	None
Leslie Sutherland	SVP, Channel Head-Broker/Dealers	None
Edward C. Wilson	SVP, Channel Head-Wirehouse	None
Curtis Wohlers	SVP, Channel Head-Planners	None
Jay S. Kaduson	SVP	None
Eric T. Steigerwalt	Treasurer	None
Peter Gruppuso	VP, Chief Financial Officer	None
Debora L. Buffington	VP, Director of Compliance	None
David DeCarlo	VP	None
Charles M. Deuth	VP, National Accounts	None
Paul M. Kos	VP	None
Craig W. Markham	VP	None
Deron J. Richens	VP	None
Cathy Sturdivant	VP	None
Paulina Vakouros	VP	None
James Allen	AVP	None
Leo R. Brown	AVP	None
Gregory M. Harrison	AVP	None
James W. Koeger	Asst. Treasurer	None
Jonnie L. Crawford	Asst. Secretary	None

Item  28.    Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

Metropolitan Series Fund, Inc.

501 Boylston Street

Boston, Massachusetts 02116

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

MetLife Investment Advisors Company, LLC

200 Park Avenue

New York, NY 10166

MetLife Investors Distribution Company

5 Park Plaza

Irvine, CA 92614

BlackRock Advisors, LLC

40 East 52nd Street

New York, New York 10022

Harris Associates L.P.

Two North LaSalle Street

Chicago, Illinois 60602

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street — 11th floor

New York, New York 10281

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, California 94403

Neuberger Berman Management Inc.

605 Third Avenue

New York, New York 10158

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

Western Asset Management Company

385 E. Colorado Blvd.

Pasadena, CA 91101

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, California 90071

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Pyramis Global Advisors, LLC

82 Devonshire Street

Boston, Massachusetts 02109

Jennison Associates LLC

466 Lexington Avenue

New York, New York 10017

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02110

Julius Baer Investment Management LLC

330 Madison Avenue

New York, NY 10017

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

Van Eck Associates Corporation

99 Park Avenue

New York, NY 10016

Item  29.    Management Services.

None.

Item  30.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 15th day of August, 2008.

METROPOLITAN SERIES FUND, INC.
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget President and Chief Executive Officer (Principal Executive Officer)	August 15, 2008

* Steve A. Garban Director

* Linda Strumpf Director

* Michael S. Scott Morton Director

* Arthur G. Typermass Director

* H. Jesse Arnelle Director

* Nancy Hawthorne Director

Signature	Date

* John T. Ludes Director

/s/ PETER H. DUFFY Peter H. Duffy Treasurer (Principal Financial and Accounting Officer)	August 15, 2008

*BY: /S/ PETER H. DUFFY Attorney-in-Fact	August 15, 2008